                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-6670
                -------------------------------------------------

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: November 1, 2002 to October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE INSTITUTIONAL FUND

ANNUAL REPORT

OCTOBER 31, 2003

CREDIT SUISSE INSTITUTIONAL FUND, INC.
- INTERNATIONAL FOCUS PORTFOLIO

MORE COMPLETE INFORMATION ABOUT THE FUND AND THE PORTFOLIO, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUND, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL FUND IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 17, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, Credit Suisse Institutional
Fund, Inc. -- International Focus Portfolio(1) (the "Portfolio") had a gain of 24.90%, versus an increase of 30.41% for the Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index(2).

   The period was a positive one for most stock markets around the world. While markets initially struggled, due largely to shifting perceptions of how a war with Iraq might proceed, they began to recover in late March on progress made by the U.S. and its allies. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential recovery in the U.S. economy -- and by extension, the global economy -- also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators in the U.S., Europe and Asia.

   For dollar-based investors, returns were enhanced by a strengthening in major currencies vs. the U.S. dollar. The yen and the euro both rose more than 10% vs. the U.S. dollar, although that trend hampered the stocks of certain Japanese and European exporting companies late in the period.

   The Portfolio participated in the global rally but underperformed its benchmark. Factors that hindered the Portfolio's relative return included its underweighting in or avoidance of certain Canadian, Australian and non-Japan Asian stocks that had strong rallies. The Portfolio's underexposure to the euro during much of the period also hampered its performance. On the positive side, stock selection in Japan was a positive for the Portfolio, as it was in Europe as a whole.

   In terms of recent noteworthy portfolio activity, we reduced our exposure to Japan while selectively adding to Europe and non-Japan Asia. Our selling focus in Japan was on exporters (e.g., auto companies) that had become more richly valued, and that we view as having a clouded revenue and earnings picture going forward due to the yen's rise. When the yen/dollar ratio declined through the 115 levels, we deemed that to be a significant event in terms of the ability of Japan's exporters to compete in foreign markets.

   Also in Japan, we reduced, but did not eliminate, our exposure to companies that manufacture components used in liquid crystal display products. These stocks have performed well this year, and we pared the positions on a valuation basis. That said, we see more upside potential for these companies, which are key players in a rapidly growing industry.

   Our purchase activity in Europe was based largely on company-specific factors. The main macro factor in our view is the potential for Europe's economies to benefit from a U.S. recovery over the intermediate-to-longer term. Interest rates have become less of a story to us. While the lack of necessity for Europe's monetary authorities to raise rates is noteworthy, we do not foresee much in the way of rate stimulus from here. Our view is that rates will hover near current levels for a spell, and investors might begin to discount the possibility of rate increases, perhaps in the first quarter of 2004.

   One sector in Europe that we have made adjustments to recently is financial services. We sold certain bank stocks that have rallied strongly this year, directing the proceeds into companies with more exposure to capital markets. These moves reflect our belief that growth in Europe will improve over time and that the interest-rate story has become less compelling for banks.

   We are maintaining a position in the U.K., which we view as a more-defensive market, although we are monitoring macroeconomic trends for possible warning signs. We note a recent uptick in the country's inflation rate; this may prove temporary, but it adds to our belief that the U.K.'s central bank is more likely to raise interest rates going forward than to lower them. We will continue to be very stock specific here, not looking to play an economy that has outperformed Europe over the past year.

   Within non-Japan Asia, one market we have added to, and may look to further increase, is Hong Kong. Its economy has been idling for some time, but the picture has brightened somewhat lately, helping to ease the threat of deflation. We view Hong Kong as being geared to a U.S. recovery, and the continued growth in China, a key trading partner, augurs well for certain Hong Kong companies in our judgment. Our focus here has shifted from defensive companies in favor of more aggressive names with better growth potential.

   We continue to view emerging markets in general as attractive, and are maintaining a weighting of approximately 9%. These stocks continue to trade at valuations below those offered by developed market stocks, and, more importantly in our view, they are reasonably priced compared with their own historical cycles.

   From a global sector standpoint, two areas we would highlight are energy, where we have retained an underweight position for much of the year, and telecommunications, where we have maintained a significant overweighting.

Starting with the former, we do not believe that the recent spike in oil prices will substantially change oil companies' longer-term prospects, which are fairly modest in our view. That said, we may tactically add to our oil holdings in the near term, while remaining underweighted in energy as a whole. In telecom, we are more likely to lower our exposure than increase it over the next few months. Valuations have become full in certain cases (e.g., fixed-wire telecom issues in China), and while we still see interesting restructuring plays in Europe, current valuation levels there are on the high side as well. The third component of our telecom exposure is a play on the solid growth potential for wireless demand in Mexico.

THE CREDIT SUISSE INTERNATIONAL EQUITY TEAM

Nancy Nierman
Greg Norton-Kidd
Anne S. Budlong
Harry M. Jaffe

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE PORTFOLIO'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE PORTFOLIO'S ASSETS. AS A RESULT OF THIS STRATEGY, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

   COMPARISON OF CHANGE IN VALUE OF $3,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO(1) AND THE MSCI ALL
                COUNTRY WORLD FREE EX-USA INDEX(2) FOR TEN YEARS.

                 CREDIT SUISSE INSTITUTIONAL FUND, INC.           MSCI ALL COUNTRY WORLD
                   INTERNATIONAL FOCUS PORTFOLIO(1)                FREE EX-USA INDEX(2)
     10/93                      $ 3,000,000                            $ 3,000,000
  11/30/93                      $ 2,951,075                            $ 2,771,526
  12/31/93                      $ 3,368,001                            $ 2,987,694
   1/31/94                      $ 3,694,445                            $ 3,233,399
   2/28/94                      $ 3,615,648                            $ 3,208,948
   3/31/94                      $ 3,318,472                            $ 3,061,968
   4/30/94                      $ 3,395,017                            $ 3,165,843
   5/31/94                      $ 3,509,835                            $ 3,166,906
   6/30/94                      $ 3,467,060                            $ 3,189,366
   7/31/94                      $ 3,588,632                            $ 3,241,225
   8/31/94                      $ 3,748,477                            $ 3,350,286
   9/30/94                      $ 3,660,675                            $ 3,267,353
  10/31/94                      $ 3,678,686                            $ 3,355,176
  11/30/94                      $ 3,523,343                            $ 3,193,329
  12/31/94                      $ 3,396,952                            $ 3,185,857
   1/31/95                      $ 3,108,152                            $ 3,041,362
   2/28/95                      $ 3,053,706                            $ 3,024,720
   3/31/95                      $ 3,247,818                            $ 3,195,617
   4/30/95                      $ 3,351,975                            $ 3,320,274
   5/31/95                      $ 3,351,975                            $ 3,305,605
   6/30/95                      $ 3,321,201                            $ 3,259,879
   7/31/95                      $ 3,527,149                            $ 3,444,991
   8/31/95                      $ 3,574,493                            $ 3,325,460
   9/30/95                      $ 3,654,978                            $ 3,382,289
  10/31/95                      $ 3,574,493                            $ 3,291,921
  11/30/95                      $ 3,624,205                            $ 3,369,235
  12/31/95                      $ 3,733,613                            $ 3,502,451
   1/31/96                      $ 3,846,160                            $ 3,550,565
   2/29/96                      $ 3,851,053                            $ 3,550,703
   3/31/96                      $ 3,882,860                            $ 3,616,799
   4/30/96                      $ 4,117,740                            $ 3,726,529
   5/31/96                      $ 4,034,553                            $ 3,670,568
   6/30/96                      $ 4,090,826                            $ 3,689,182
   7/31/96                      $ 3,892,646                            $ 3,566,535
   8/31/96                      $ 3,922,006                            $ 3,587,456
   9/30/96                      $ 3,988,066                            $ 3,676,543
  10/31/96                      $ 3,948,920                            $ 3,639,730
  11/30/96                      $ 4,122,633                            $ 3,780,144
  12/31/96                      $ 4,152,984                            $ 3,736,370
   1/31/97                      $ 4,140,284                            $ 3,667,732
   2/28/97                      $ 4,193,625                            $ 3,734,991
   3/31/97                      $ 4,168,224                            $ 3,727,163
   4/30/97                      $ 4,249,506                            $ 3,758,594
   5/31/97                      $ 4,544,152                            $ 3,990,755
   6/30/97                      $ 4,742,276                            $ 4,210,945
   7/31/97                      $ 4,894,679                            $ 4,296,204
   8/31/97                      $ 4,500,971                            $ 3,958,239
   9/30/97                      $ 4,711,795                            $ 4,172,237
  10/31/97                      $ 4,193,625                            $ 3,817,017
  11/30/97                      $ 4,084,402                            $ 3,769,319
  12/31/97                      $ 4,046,179                            $ 3,812,700
   1/31/98                      $ 4,088,036                            $ 3,926,750
   2/28/98                      $ 4,375,455                            $ 4,188,762
   3/31/98                      $ 4,623,806                            $ 4,333,492
   4/30/98                      $ 4,732,635                            $ 4,364,529
   5/31/98                      $ 4,729,844                            $ 4,285,382
   6/30/98                      $ 4,587,530                            $ 4,269,273
   7/31/98                      $ 4,671,244                            $ 4,309,853
   8/31/98                      $ 3,998,741                            $ 3,702,077
   9/30/98                      $ 3,814,570                            $ 3,623,875
  10/31/98                      $ 4,021,065                            $ 4,003,468
  11/30/98                      $ 4,233,141                            $ 4,218,615
  12/31/98                      $ 4,294,887                            $ 4,363,959
   1/31/99                      $ 4,314,601                            $ 4,359,285
   2/28/99                      $ 4,165,336                            $ 4,261,681
   3/31/99                      $ 4,334,316                            $ 4,467,439
   4/30/99                      $ 4,399,091                            $ 4,690,887
   5/31/99                      $ 4,249,826                            $ 4,470,556
   6/30/99                      $ 4,593,417                            $ 4,675,978
   7/31/99                      $ 4,860,967                            $ 4,785,648
   8/31/99                      $ 4,970,804                            $ 4,802,250
   9/30/99                      $ 5,069,375                            $ 4,834,727
  10/31/99                      $ 5,308,762                            $ 5,014,753
  11/30/99                      $ 5,877,659                            $ 5,215,268
  12/31/99                      $ 6,772,708                            $ 5,712,658
 1/31/2000                      $ 6,421,071                            $ 5,402,667
 2/29/2000                      $ 6,970,688                            $ 5,548,598
 3/31/2000                      $ 6,811,122                            $ 5,757,414
 4/30/2000                      $ 6,208,316                            $ 5,436,070
 5/31/2000                      $ 6,001,470                            $ 5,297,015
 6/30/2000                      $ 6,178,766                            $ 5,522,552
 7/31/2000                      $ 5,821,219                            $ 5,304,527
 8/31/2000                      $ 6,075,344                            $ 5,370,128
 9/30/2000                      $ 5,652,788                            $ 5,072,247
10/31/2000                      $ 5,203,638                            $ 4,911,030
11/30/2000                      $ 4,943,604                            $ 4,690,702
12/31/2000                      $ 5,123,934                            $ 4,850,894
 1/31/2001                      $ 5,213,250                            $ 4,923,653
 2/28/2001                      $ 4,672,652                            $ 4,533,847
 3/31/2001                      $ 4,282,481                            $ 4,213,368
 4/30/2001                      $ 4,479,917                            $ 4,499,931
 5/31/2001                      $ 4,409,404                            $ 4,375,666
 6/30/2001                      $ 4,357,694                            $ 4,207,846
 7/31/2001                      $ 4,282,481                            $ 4,114,226
 8/31/2001                      $ 4,160,258                            $ 4,012,045
 9/30/2001                      $ 3,671,369                            $ 3,586,411
10/31/2001                      $ 3,821,797                            $ 3,686,895
11/30/2001                      $ 4,000,429                            $ 3,855,526
12/31/2001                      $ 4,103,848                            $ 3,905,197
 1/31/2002                      $ 4,038,036                            $ 3,737,949
 2/28/2002                      $ 4,047,438                            $ 3,764,866
 3/31/2002                      $ 4,273,079                            $ 3,985,020
 4/30/2002                      $ 4,263,677                            $ 4,010,911
 5/31/2002                      $ 4,254,276                            $ 4,054,602
 6/30/2002                      $ 4,085,045                            $ 3,879,528
 7/31/2002                      $ 3,657,267                            $ 3,501,449
 8/31/2002                      $ 3,671,369                            $ 3,501,666
 9/30/2002                      $ 3,238,890                            $ 3,130,594
10/31/2002                      $ 3,379,916                            $ 3,298,541
11/30/2002                      $ 3,488,036                            $ 3,457,165
12/31/2002                      $ 3,379,239                            $ 3,345,478
 1/31/2003                      $ 3,232,522                            $ 3,228,329
 2/28/2003                      $ 3,180,460                            $ 3,162,917
 3/31/2003                      $ 3,109,468                            $ 3,101,562
 4/30/2003                      $ 3,436,033                            $ 3,400,429
 5/31/2003                      $ 3,601,682                            $ 3,617,057
 6/30/2003                      $ 3,701,072                            $ 3,717,173
 7/31/2003                      $ 3,795,728                            $ 3,815,466
 8/31/2003                      $ 3,937,713                            $ 3,929,171
 9/30/2003                      $ 3,937,713                            $ 4,039,192
10/31/2003                      $ 4,221,600                            $ 4,284,300

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

   1 YEAR              5 YEARS          10 YEARS                    SINCE INCEPTION(3)
   ------              -------          --------                    -----------------
   21.58%               0.64%             3.27%                           5.38%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

   1 YEAR              5 YEARS          10 YEARS                    SINCE INCEPTION(3)
   ------              -------          --------                    -----------------
   24.90%               0.98%             3.48%                           6.00%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(3)  Inception date 9/1/92.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2003

                                                                         NUMBER OF
                                                                           SHARES        VALUE
                                                                         ---------   -------------
COMMON STOCKS (97.3%)
BRAZIL (2.2%)
METALS & MINING (1.0%)
     Companhia Vale do Rio Doce ADR                                         36,298   $   1,660,633
                                                                                     -------------
OIL & GAS (1.2%)
     Petroleo Brasileiro SA ADR                                             82,530       1,939,455
                                                                                     -------------
TOTAL BRAZIL                                                                             3,600,088
                                                                                     -------------
CANADA (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
     Telus Corp.                                                            89,150       1,688,916
                                                                                     -------------
TOTAL CANADA                                                                             1,688,916
                                                                                     -------------
CHINA (1.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
     China Telecom Corporation, Ltd. ADR                                    54,220       1,761,608
                                                                                     -------------
TOTAL CHINA                                                                              1,761,608
                                                                                     -------------
FINLAND (3.2%)
COMMUNICATIONS EQUIPMENT (1.4%)
     Nokia Oyj                                                             139,370       2,367,078
                                                                                     -------------
PAPER & FOREST PRODUCTS (1.8%)
     Stora Enso Oyj                                                        212,340       2,888,089
                                                                                     -------------
TOTAL FINLAND                                                                            5,255,167
                                                                                     -------------
FRANCE (13.2%)
AUTOMOBILES (1.8%)
     Renault SA                                                             43,510       2,878,024
                                                                                     -------------
BANKS (3.6%)
     BNP Paribas SA                                                         64,134       3,369,921
     Credit Agricole SA ~                                                  115,340       2,449,692
                                                                                     -------------
                                                                                         5,819,613
                                                                                     -------------
CONSTRUCTION & ENGINEERING (1.7%)
     Vinci SA ~                                                             38,773       2,810,340
                                                                                     -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
     France Telecom SA*                                                    111,165       2,690,554
                                                                                     -------------
MEDIA (1.7%)
     Lagardere S.C.A.                                                       56,685       2,851,334
                                                                                     -------------
MULTILINE RETAIL (1.6%)
     Pinault-Printemps-Redoute SA                                           26,045       2,653,807
                                                                                     -------------
TEXTILES & APPAREL (1.1%)
     LVMH Moet Hennassy Louis Vuitton SA ~                                  24,950       1,724,310
                                                                                     -------------
TOTAL FRANCE                                                                            21,427,982
                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                                                         NUMBER OF
                                                                           SHARES        VALUE
                                                                         ---------   -------------
COMMON STOCKS
GERMANY (8.2%)
CHEMICALS (1.7%)
     BASF AG                                                                61,503   $   2,821,281
                                                                                     -------------
DIVERSIFIED FINANCIALS (1.8%)
     Deutsche Boerse AG                                                     53,120       2,952,981
                                                                                     -------------
ELECTRIC UTILITIES (1.3%)
     E.ON AG                                                                42,126       2,129,280
                                                                                     -------------
INDUSTRIAL CONGLOMERATES (1.8%)
     Siemens AG                                                             43,585       2,938,719
                                                                                     -------------
MACHINERY (1.6%)
     MAN AG                                                                 90,900       2,519,202
                                                                                     -------------
TOTAL GERMANY                                                                           13,361,463
                                                                                     -------------
HONG KONG (2.1%)
BANKS (0.0%)
     Hang Sang Bank, Ltd.                                                       12             150
                                                                                     -------------
INDUSTRIAL CONGLOMERATES (2.1%)
     Hutchison Whampoa, Ltd.                                               430,000       3,322,302
                                                                                     -------------
TOTAL HONG KONG                                                                          3,322,452
                                                                                     -------------
IRELAND (1.3%)
BANKS (1.3%)
     Bank of Ireland                                                       166,112       2,064,295
                                                                                     -------------
TOTAL IRELAND                                                                            2,064,295
                                                                                     -------------
ITALY (2.6%)
OIL & GAS (2.6%)
     Eni SPA*                                                              267,870       4,253,709
                                                                                     -------------
TOTAL ITALY                                                                              4,253,709
                                                                                     -------------
JAPAN (19.1%)
CHEMICALS (0.6%)
     JSR Corp.                                                              42,000         890,162
                                                                                     -------------
ELECTRICAL EQUIPMENT (1.6%)
     Nitto Denko Corp.                                                      48,100       2,524,555
                                                                                     -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
     Omron Corp.                                                           152,200       3,336,535
                                                                                     -------------
HOUSEHOLD PRODUCTS (2.1%)
     Uni-Charm Corp.                                                        74,400       3,471,797
                                                                                     -------------
LEISURE EQUIPMENT & PRODUCTS (4.1%)
     Konica Corp.                                                          220,000       2,891,709
     Yamaha Corp.                                                          188,900       3,806,008
                                                                                     -------------
                                                                                         6,697,717
                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                                                         NUMBER OF
                                                                           SHARES        VALUE
                                                                         ---------   -------------
COMMON STOCKS
JAPAN
MACHINERY (1.8%)
     THK Company, Ltd. ~                                                   147,000   $   2,981,853
                                                                                     -------------
MARINE (1.9%)
     Nippon Yusen Kabushiki Kaisha                                         715,266       3,044,931
                                                                                     -------------
SPECIALTY RETAIL (1.6%)
     Yamada Denki Company, Ltd.                                             83,000       2,642,471
                                                                                     -------------
TRADING COMPANIES & DISTRIBUTORS (2.1%)
     Sumitomo Corp.                                                        490,000       3,400,828
                                                                                     -------------
WIRELESS TELECOMMUNICATION SERVICES (1.2%)
     NTT DoCoMo, Inc.                                                          896       1,939,764
                                                                                     -------------
TOTAL JAPAN                                                                             30,930,613
                                                                                     -------------
MEXICO (1.7%)
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
     America Movil SA de CV ADR                                            114,240       2,718,912
                                                                                     -------------
TOTAL MEXICO                                                                             2,718,912
                                                                                     -------------
NETHERLANDS (6.0%)
DIVERSIFIED FINANCIALS (1.9%)
     ING Groep NV                                                          150,220       3,118,905
                                                                                     -------------
FOOD PRODUCTS (1.5%)
     Koninklijke Numico NV* ~                                              107,990       2,436,700
                                                                                     -------------
MEDIA (1.8%)
     VNU NV                                                                 94,610       2,881,584
                                                                                     -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.8%)
     ASML Holding NV*                                                       69,126       1,199,760
                                                                                     -------------
TOTAL NETHERLANDS                                                                        9,636,949
                                                                                     -------------
NORWAY (1.8%)
BANKS (1.8%)
     DnB Holding ASA ~                                                     500,257       2,921,446
                                                                                     -------------
TOTAL NORWAY                                                                             2,921,446
                                                                                     -------------
SINGAPORE (2.1%)
BANKS (2.1%)
     United Overseas Bank, Ltd.                                            425,205       3,321,628
                                                                                     -------------
TOTAL SINGAPORE                                                                          3,321,628
                                                                                     -------------
SOUTH KOREA (3.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
     KT Corp. ADR                                                           95,120       1,874,815
                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                                                         NUMBER OF
                                                                           SHARES        VALUE
                                                                         ---------   -------------
COMMON STOCKS
SOUTH KOREA
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.2%)
     Samsung Electronics Company, Ltd.                                       4,440   $   1,763,245
     Samsung Electronics Company, Ltd. GDR, Rule 144A ++                     8,956       1,791,200
                                                                                     -------------
                                                                                         3,554,445
                                                                                     -------------
TOTAL SOUTH KOREA                                                                        5,429,260
                                                                                     -------------
SPAIN (1.4%)
ELECTRIC UTILITIES (1.4%)
     Endesa SA*                                                            143,834       2,282,376
                                                                                     -------------
TOTAL SPAIN                                                                              2,282,376
                                                                                     -------------
SWEDEN (1.3%)
MACHINERY (1.3%)
     SKF AB Class B                                                         61,250       2,167,072
                                                                                     -------------
TOTAL SWEDEN                                                                             2,167,072
                                                                                     -------------
SWITZERLAND (7.4%)
BANKS (2.1%)
     UBS AG                                                                 54,830       3,366,952
                                                                                     -------------
FOOD PRODUCTS (2.0%)
     Nestle SA                                                              14,702       3,236,895
                                                                                     -------------
INSURANCE (1.7%)
     Zurich Financial Services AG                                           21,450       2,746,808
                                                                                     -------------
PHARMACEUTICALS (1.6%)
     Novartis AG                                                            69,220       2,638,483
                                                                                     -------------
TOTAL SWITZERLAND                                                                       11,989,138
                                                                                     -------------
TAIWAN (1.4%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
     Taiwan Semiconductor Manufacturing Company, Ltd.                    1,174,200       2,315,567
                                                                                     -------------
TOTAL TAIWAN                                                                             2,315,567
                                                                                     -------------
UNITED KINGDOM (16.8%)
BANKS (3.1%)
     HSBC Holdings PLC                                                     132,862       1,995,321
     Royal Bank of Scotland Group PLC                                      114,100       3,057,289
                                                                                     -------------
                                                                                         5,052,610
                                                                                     -------------
BEVERAGES (1.6%)
     Diageo PLC                                                            212,875       2,503,379
                                                                                     -------------
COMMERCIAL SERVICES & SUPPLIES (1.6%)
     Capita Group PLC                                                      595,500       2,498,543
                                                                                     -------------
FOOD PRODUCTS (1.3%)
     Cadbury Schweppes PLC                                                 330,480       2,118,451
                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                                                         NUMBER OF
                                                                           SHARES        VALUE
                                                                         ---------   -------------
COMMON STOCKS
UNITED KINGDOM
INDUSTRIAL CONGLOMERATES (1.5%)
     FKI PLC                                                             1,254,731   $   2,459,242
                                                                                     -------------
OIL & GAS (1.4%)
     BP PLC                                                                331,200       2,298,700
                                                                                     -------------
PHARMACEUTICALS (4.6%)
     AstraZeneca PLC                                                        89,000       4,180,467
     GlaxoSmithKline PLC                                                   152,690       3,269,932
                                                                                     -------------
                                                                                         7,450,399
                                                                                     -------------
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
     Vodafone Group PLC                                                  1,339,114       2,812,105
                                                                                     -------------
TOTAL UNITED KINGDOM                                                                    27,193,429
                                                                                     -------------
TOTAL COMMON STOCKS (Cost $131,221,302)                                                157,642,070
                                                                                     -------------
PREFERRED STOCK (0.9%)
BRAZIL (0.9%)
METALS & MINING (0.9%)
     Companhia Vale do Rio Doce ADR Class A (Cost $863,398)                 34,900       1,409,960
                                                                                     -------------
RIGHTS (0.0%)
FRANCE (0.0%)
BANKS (0.0%)
     Credit Agricole SA, strike $16.07 expires November 2003 (Cost $0) ~   115,340          26,817
                                                                                     -------------

                                                                            PAR
                                                                           (000)
                                                                         ---------
SHORT-TERM INVESTMENTS (7.9%)
     State Street Bank and Trust Co. Euro Time Deposit,
       0.750%, 11/03/03                                                  $   4,170       4,170,000
     Suntrust Bank Time Deposit, 1.031%, 11/03/03 ~~                         8,656       8,656,299
                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $12,826,299)                                         12,826,299
                                                                                     -------------
TOTAL INVESTMENTS AT VALUE (106.1%) (Cost $144,910,999)                                171,905,146

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.1%)                                           (9,934,167)
                                                                                     -------------
NET ASSETS (100.0%)                                                                  $ 161,970,979
                                                                                     =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                        GDR = Global Depositary Receipt

 *   Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, this security amounted to a value of $1,791,200 or 1.1% of net assets.
 ~   Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS
    Investments at value, including collateral for securities
      on loan of $8,656,299 (Cost $144,910,999) (Note 1)                                $  171,905,146(1)
    Cash                                                                                           531
    Foreign currency at value (Cost $531,724)                                                  529,809
    Receivable for investments sold                                                          2,052,690
    Dividend and interest receivable                                                           569,513
    Receivable for fund shares sold                                                                739
    Prepaid expenses and other assets                                                           11,904
                                                                                        --------------
      Total Assets                                                                         175,070,332
                                                                                        --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                              104,191
    Administrative services fee payable (Note 2)                                                29,528
    Payable upon return of securities loaned (Note 1)                                        8,656,299
    Payable for investments purchased                                                        4,266,664
    Directors' fee payable                                                                         852
    Payable for fund shares redeemed                                                               214
    Other accrued expenses payable                                                              41,605
                                                                                        --------------
      Total Liabilities                                                                     13,099,353
                                                                                        --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                    18,158
    Paid-in capital (Note 5)                                                               305,607,497
    Undistributed net investment income                                                        821,351
    Accumulated net realized loss on investments and foreign currency transactions        (171,516,385)
    Net unrealized appreciation from investments and foreign currency translations          27,040,358
                                                                                        --------------
      Net Assets                                                                        $  161,970,979
                                                                                        ==============
    Shares outstanding                                                                      18,157,612
                                                                                        --------------
    Net asset value, offering price, and redemption price per share                     $         8.92
                                                                                        ==============

(1) Including $8,290,557 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

INVESTMENT INCOME (Note 1)
    Dividends                                                                                     $    1,566,807
    Interest                                                                                              20,004
    Securities lending                                                                                    18,732
    Foreign taxes withheld                                                                              (204,005)
                                                                                                  --------------
      Total investment income                                                                          1,401,538
                                                                                                  --------------
EXPENSES
    Investment advisory fees (Note 2)                                                                    528,052
    Administrative services fees (Note 2)                                                                108,630
    Legal fees                                                                                            36,993
    Custodian fees                                                                                        30,491
    Audit fees                                                                                            23,748
    Registration fees                                                                                     20,742
    Insurance expense                                                                                      9,459
    Transfer agent fees                                                                                    4,115
    Directors' fees                                                                                        3,180
    Printing fees (Note 2)                                                                                 2,502
    Interest expense                                                                                       2,231
    Miscellaneous expense                                                                                  2,216
                                                                                                  --------------
    Total expenses                                                                                       772,359
    Less: fees waived (Note 2)                                                                          (145,298)
                                                                                                  --------------
      Net expenses                                                                                       627,061
                                                                                                  --------------
        Net investment income                                                                            774,477
                                                                                                  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                                 2,187,643
    Net realized gain on foreign currency transactions                                                    46,874
    Net change in unrealized appreciation (depreciation) from investments                             15,445,792
    Net change in unrealized appreciation (depreciation) from foreign currency translations               38,953
                                                                                                  --------------
    Net realized and unrealized gain from investments and foreign currency related items              17,719,262
                                                                                                  --------------
    Net increase in net assets resulting from operations                                          $   18,493,739
                                                                                                  ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR        FOR THE YEAR
                                                                                   ENDED               ENDED
                                                                              OCTOBER 31, 2003    OCTOBER 31, 2002
                                                                              ----------------    ----------------
FROM OPERATIONS
  Net investment income                                                       $        774,477    $        556,353
  Net realized gain (loss) from investments and foreign
    currency transactions                                                            2,234,517         (17,923,041)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                                   15,484,745          12,080,198
                                                                              ----------------    ----------------
    Net increase (decrease) in net assets resulting from operations                 18,493,739          (5,286,490)
                                                                              ----------------    ----------------
FROM DIVIDENDS
  Dividends from net investment income                                                (296,819)                 --
                                                                              ----------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                     118,120,791          47,787,175
  Exchange value of shares due to merger                                           100,609,127                  --
  Reinvestment of dividends                                                            294,006                  --
  Net asset value of shares redeemed                                              (119,814,684)        (93,557,377)
                                                                              ----------------    ----------------
    Net increase (decrease) in net assets from capital share transactions           99,209,240         (45,770,202)
                                                                              ----------------    ----------------
  Net increase (decrease) in net assets                                            117,406,160         (51,056,692)

NET ASSETS
  Beginning of year                                                                 44,564,819          95,621,511
                                                                              ----------------    ----------------
  End of year                                                                 $    161,970,979    $     44,564,819
                                                                              ================    ================
  Undistributed Net Investment Income                                         $        821,351    $        296,819
                                                                              ================    ================

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)

                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                            -----------------------------------------------------------------
                                                              2003           2002          2001          2000         1999
                                                            ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of year                        $    7.19     $    8.13     $   17.61     $   18.85     $   14.41
                                                            ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                          0.09(1)       0.07(1)       0.09          0.22(1)       0.20(1)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                               1.69         (1.01)        (3.18)        (0.46)         4.38
                                                            ---------     ---------     ---------     ---------     ---------
      Total from investment operations                           1.78         (0.94)        (3.09)        (0.24)         4.58
                                                            ---------     ---------     ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.05)           --         (0.21)        (0.78)        (0.14)
  Distributions from net realized gains                            --            --         (6.18)        (0.22)           --
                                                            ---------     ---------     ---------     ---------     ---------
      Total dividends and distributions                         (0.05)           --         (6.39)        (1.00)        (0.14)
                                                            ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                                $    8.92     $    7.19     $    8.13     $   17.61     $   18.85
                                                            =========     =========     =========     =========     =========
      Total return(2)                                           24.90%       (11.56)%      (26.56)%       (1.98)%       32.02%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                    $ 161,971     $  44,565     $  95,622     $ 356,004     $ 551,830
    Ratio of expenses to average net assets(3)                   0.95%         0.95%         0.95%         0.97%         0.96%
    Ratio of net investment income to average
      net assets                                                 1.17%         0.87%         0.61%         0.74%         1.23%
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements               0.22%         0.39%         0.23%         0.19%         0.17%
  Portfolio turnover rate                                         151%          161%          134%          111%          120%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The net operating expense ratio after these arrangements was .95% for the years ended October 31, 2000 and 1999, respectively. For the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Institutional Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers seven managed investment funds, one of which, the International Focus Portfolio (the "Portfolio"), is contained in this report. The Portfolio is classified as diversified and has long-term capital appreciation as its investment objective. The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

   Effective as of the close of business on August 22, 2003, the Portfolio acquired all of the net assets of Credit Suisse Institutional International Fund ("International Fund") in a tax-free exchange of shares. The Portfolio was also the accounting survivor in the tax-free exchange. The shares exchanged were 12,106,921 shares (valued at $100,609,127) of the Portfolio for 10,766,487 shares of International Fund. The International Fund's net assets of $100,609,127 at that date, which included $13,928,022 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of International Fund and the Portfolio immediately before the acquisition were $100,609,127 and $50,947,690, respectively, and the combined net assets of the Portfolio after the acquisition were $151,556,817.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2003, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, money market instruments and the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at October 31, 2003 is as follows:

              MARKET VALUE OF            VALUE OF
             SECURITIES LOANED     COLLATERAL RECEIVED
             -----------------     -------------------
               $   8,290,557         $    8,656,299

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolio and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolio will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolio shall be reduced to such lower fee amount.

   J) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

   The Portfolio may invest up to 10% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.80% of the Portfolio's average daily net assets. For the year ended October 31, 2003, investment advisory fees earned and voluntarily waived were as follows:

              GROSS                                             NET
          ADVISORY FEE              WAIVER                 ADVISORY FEE
          ------------          -------------             --------------
           $  528,052           $   (145,298)             $      382,754

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), each an affiliate of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. U.K., CSAM Ltd. Japan, and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were $66,007.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                   0.050% of average daily net assets
           Next $5 billion                    0.035% of average daily net assets
           Over $10 billion                   0.020% of average daily net assets

   For the year ended October 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $42,623.

   For the year ended October 31, 2003 CSFB received $6,299 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For year ended October 31, 2003, Merrill was paid $9,853 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2003 the Portfolio had no loans outstanding under the Credit Facility. During the year ended October 31, 2003, the Portfolio had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE%           LOAN OUTSTANDING
           -------------        ----------------          ----------------
            $ 4,514,000              1.758%                 $  4,744,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) were $101,485,710 and $101,766,023, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a $.001 par value per share.

Shares of eight series have been classified, one of which constitutes the interest in the Portfolio. Transactions in capital shares of the Portfolio were as follows:

                                                     FOR THE YEAR ENDED
                                            -----------------------------------
                                            OCTOBER 31, 2003   OCTOBER 31, 2002
                                            ----------------   ----------------
Shares sold                                     14,590,640          5,543,906
Shares exchanged due to merger                  12,106,921                 --
Shares issued in reinvestment of dividends          40,891                 --
Shares redeemed                                (14,776,756)       (11,109,322)
                                               -----------        -----------
Net increase (decrease)                         11,961,696         (5,565,416)
                                               ===========        ===========

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                                   NUMBER OF        APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS      OF OUTSTANDING SHARES
                                  ------------      ----------------------
                                       5                      71%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, and capital loss carryforwards.

   The tax characteristics of dividends paid during the years ended October 31, 2003 and 2002, respectively, by the Portfolio were as follows:

                       ORDINARY INCOME
                   -----------------------
                     2003           2002
                   ---------      --------
                   $ 296,819       $   --

   At October 31, 2003, the components of distributable earnings on a tax basis for the Portfolio were as follows:

      Undistributed ordinary income      $   4,848,401
      Undistributed long-term gain             227,908
      Accumulated realized loss           (174,831,611)
      Unrealized appreciation               26,100,626
                                         -------------
                                          (143,654,676)
                                         =============

   At October 31, 2003, the Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

                                         EXPIRES OCTOBER 31,
                       --------------------------------------------------------
                            2008                 2009                 2010
                       --------------       --------------        -------------
                       $    3,128,855       $   97,181,268        $  74,521,488

   Included in the Portfolio's capital loss carryforwards which expire in 2009 is $12,092,776 and in 2010 is $3,586,266 acquired in the Credit Suisse International Fund merger which is subject to IRS limitations.

   At October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:
$145,850,731, $26,427,561, $(373,146) and $26,054,415, respectively.

   At October 31, 2003, the Portfolio reclassified $46,874 to undistributed net investment income and $129,132,471 to paid-in capital from accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions, capital loss carryforwards expired as a result of the merger and wash sales from a fund acquisition. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
Credit Suisse Institutional Fund, Inc. and Shareholders of
Credit Suisse Institutional Fund, Inc. -- International Focus Portfolio:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Fund, Inc. -- International Focus Portfolio (a portfolio of Credit Suisse Institutional Fund, Inc., hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                  POSITION(S)          LENGTH        PRINCIPAL                  COMPLEX         OTHER
NAME, ADDRESS AND                 HELD WITH            OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                     FUND                 SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
-----------------                 -----------          ------------  --------------------       -------------   ----------------
INDEPENDENT DIRECTORS

Richard H. Francis                Director,            Since         Currently retired          44              None
c/o Credit Suisse Asset           Nominating           1999
Management, LLC                   and Audit
466 Lexington Avenue              Committee
New York, New York                Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten                 Director,            Since         Dean of Yale               43              Director of
Box 208200                        Nominating           1998          School of                                  Aetna, Inc.
New Haven, Connecticut            and Audit                          Management and                             (insurance
06520-8200                        Committee                          William S. Beinecke                        company);
                                  Member                             Professor in the                           Director of
Date of Birth: 10/29/46                                              Practice of                                Calpine
                                                                     International                              Corporation
                                                                     Trade and Finance                          (energy
                                                                     (11/95 - present)                          provider);
                                                                                                                Director of
                                                                                                                CarMax Group
                                                                                                                (used car
                                                                                                                dealers)

Peter F. Krogh                    Director,            Since         Dean Emeritus and          43              Director of
301 ICC                           Nominating           2001          Distinguished Professor                    Carlisle
Georgetown University             and Audit                          of International Affairs                   Companies
Washington, DC 20057              Committee                          at the Edmund A.                           Incorporated
                                  Member                             Walsh School of                            (diversified
Date of Birth: 02/11/37                                              Foreign Service,                           manufacturing
                                                                     Georgetown University                      company);
                                                                     (6/95 - present);                          Member of
                                                                     Moderator of PBS                           Selection
                                                                     foreign affairs                            Committee for
                                                                     television                                 Truman
                                                                     series (1988 - 2000)                       Scholars
                                                                                                                and Henry Luce
                                                                                                                Scholars; Senior
                                                                                                                Associate of
                                                                                                                Center for
                                                                                                                Strategic and
                                                                                                                International
                                                                                                                Studies; Trustee
                                                                                                                of numerous
                                                                                                                world affairs
                                                                                                                organizations

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                  POSITION(S)          LENGTH        PRINCIPAL                  COMPLEX         OTHER
NAME, ADDRESS AND                 HELD WITH            OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                     FUND                 SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
-----------------                 -----------          ------------  --------------------       -------------   ----------------
INDEPENDENT DIRECTORS
James S. Pasman, Jr.              Director,            Since         Currently retired          45              Director of
c/o Credit Suisse Asset           Nominating           1999                                                     Education
Management, LLC                   and Audit                                                                     Management
466 Lexington Avenue              Committee                                                                     Corp.
New York, New York                Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport               Director,            Since         Partner of Lehigh          45              None
Lehigh Court, LLC                 Nominating           1999          Court, LLC and RZ Capital
40 East 52nd Street               Committee                          (private investment
New York, New York                Member and                         firms) (7/02 - present);
10022                             Audit                              Consultant to
                                  Committee                          SunGard Securities
Date of Birth: 07/10/48           Chairman                           Finance, Inc. from
                                                                     February 2002 to
                                                                     July 2002; President
                                                                     of SunGard Securities
                                                                     Finance, Inc. from 2001
                                                                     to February 2002;
                                                                     President of Loanet, Inc.
                                                                     (on-line accounting
                                                                     service) from 1997
                                                                     to 2001

INTERESTED DIRECTORS
Joseph D. Gallagher(2)            Director,            Since         Managing Director and      46              None
Credit Suisse Asset               Chairman of          2003          Chief Executive Officer
Management, LLC                   the Board and                      of CSAM since 2003;
466 Lexington Avenue              Chief                              Global Chief Financial
New York, New York                Executive                          Officer, Credit Suisse
10017-3140                        Officer                            Asset Management since
                                                                     1999; Chief Executive
Date of Birth: 12/14/62                                              Officer and Director
                                                                     of Credit Suisse Asset
                                                                     Management Limited,
                                                                     London, England, from
                                                                     June 2000 to 2003;
                                                                     Director of Credit Suisse
                                                                     Asset Management Funds
                                                                     (UK) Limited, London,
                                                                     England, from June 2000
                                                                     to 2003; Managing
                                                                     Director, Head -- Asian
                                                                     Corporate Finance and
                                                                     M&A, Credit Suisse First
                                                                     Boston, Hong Kong,
                                                                     China, from January 1998
                                                                     to May 1999

----------
(2) Mr. Gallagher is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                  POSITION(S)          LENGTH        PRINCIPAL                  COMPLEX         OTHER
NAME, ADDRESS AND                 HELD WITH            OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                     FUND                 SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
-----------------                 -----------          ------------  --------------------       -------------   ----------------
INTERESTED DIRECTORS

William W. Priest, Jr.(3)         Director             Since         Co-Managing Partner,       50              Director of Globe
Steinberg Priest & Sloane                              1999          Steinberg Priest &                         Wireless, LLC
Capital Management, LLC                                              Sloane Capital                             (maritime
12 East 49th Street                                                  Management LLC since                       communications
12th Floor                                                           March 2001; Director                       company);
New York, New York                                                   of Globe Wireless; a                       Director of
10017                                                                maritime communications                    InfraRed X
                                                                     company; Director of                       (medical device
Date of Birth: 09/24/41                                              InfraRed X; a medical                      company)
                                                                     device company;
                                                                     Chairman and Managing
                                                                     Director of CSAM from
                                                                     2000 to February 2001,
                                                                     Chief Executive Officer
                                                                     and Managing Director
                                                                     of CSAM from 1990 to
                                                                     2000

----------
(3) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                              TERM
                                              OF OFFICE(1)
                                              AND
                             POSITION(S)      LENGTH
NAME, ADDRESS AND            HELD WITH        OF TIME
DATE OF BIRTH                FUND             SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------            -----------      ------------    ----------------------------------------------
OFFICERS

Hal Liebes                   Vice President   Since           Managing Director and Global General Counsel of
Credit Suisse Asset          and Secretary    1999            CSAM; Associated with CSAM since 1997; Officer of
Management, LLC                                               other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro         Chief            Since           Director and Director of Fund Administration of
Credit Suisse Asset          Financial        1999            CSAM; Associated with CSAM since 1984; Officer of
Management, LLC              Officer and                      other Credit Suisse Funds
466 Lexington Avenue         Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler          Assistant        Since           Director and Deputy General Counsel of CSAM;
Credit Suisse Asset          Secretary        2000            Associated with CSAM since January 2000; Associated with
Management, LLC                                               the law firm of Swidler Berlin Shereff Friedman LLP
466 Lexington Avenue                                          from 1996 to 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio         Assistant        Since           Vice President of CSAM; Associated with CSAM
Credit Suisse Asset          Treasurer        1999            since June 1996; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola          Assistant        Since           Assistant Vice President of CSAM; Associated
Credit Suisse Asset          Treasurer        2000            with CSAM since April 2000; Assistant Vice
Management, LLC                                               President, Deutsche Asset Management from
466 Lexington Avenue                                          January 1999 to April 2000; Assistant Vice
New York, New York                                            President, Weiss, Peck & Greer LLC from
10017-3140                                                    November 1995 to December 1998; Officer of other
                                                              Credit Suisse Funds
Date of Birth: 06/05/63

                                              TERM
                                              OF OFFICE(1)
                                              AND
                             POSITION(S)      LENGTH
NAME, ADDRESS AND            HELD WITH        OF TIME
DATE OF BIRTH                FUND             SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------            -----------      ------------    ----------------------------------------------
OFFICERS

Robert M. Rizza              Assistant        Since           Assistant Vice President of CSAM;
Credit Suisse Asset          Treasurer        2002            Associated with CSAM since 1998; Officer of
Management, LLC                                               other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE INSTITUTIONAL FUND -- INTERNATIONAL FOCUS PORTFOLIO
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   For the fiscal year ended October 31, 2003 certain dividends paid by the Portfolio may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com       [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSINI-2-1003

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE
INSTITUTIONAL FUND

ANNUAL REPORT

OCTOBER 31, 2003

CREDIT SUISSE INSTITUTIONAL FUND, INC.

- LARGE CAP VALUE PORTFOLIO

- SMALL CAP GROWTH PORTFOLIO

- SELECT EQUITY PORTFOLIO

- CAPITAL APPRECIATION PORTFOLIO

- HARBINGER PORTFOLIO

- INVESTMENT GRADE FIXED INCOME PORTFOLIO

MORE COMPLETE INFORMATION ABOUT THE FUND AND THE PORTFOLIOS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUSES, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUND, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC. DISTRIBUTOR, IS LOCATED AT
466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL FUND IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIOS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio(1) (the "Portfolio") had a gain of 15.48%, vs. an increase of 22.88% for the Russell 1000(R) Value Index.(2)

   The 12 month period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

   The Portfolio participated in the market's rally, but it underperformed its benchmark, which we attribute in large part to our focus on high quality companies with relatively stable profits. The market's upward move was paced by "high beta" stocks (i.e., stocks that tend to outperform in rallying markets), representing companies with lackluster or even negative earnings. This was particularly true among information technology companies, which benefited from speculation that an improving economy would aid these long-struggling stocks. The outperformance of lower-tier stocks for the period notwithstanding, we continue to adhere to a discipline of owning profitable companies generating current free cash flows, in the belief that this strategy will provide competitive results over time.

   Another factor that hindered the Portfolio was its underweighting in the financial-services sector. The sector, which accounts for about a third of the Portfolio's benchmark, outperformed the broader market for the 12 months.

   In terms of noteworthy sector allocations, we ended the period with overweighted positions in the materials and producer durables areas. This is based in part on evidence that capital spending appears to be improving. Elsewhere of note, we intend to remain underweighted in the financial-services sector over the next 12 months. Given the early stages of an economic rebound, combined with burdensome budget and trade deficits and a weakening dollar, we expect to see upward pressure on interest rates. While we do not believe there will be a dramatic rise in rates, any increase might significantly hinder earnings growth for certain financial companies.

   Our search for opportunities in the technology sector continues, though valuations have become more lofty here. We may selectively add technology stocks if and when market volatility results in what we consider to be compelling valuation stories.

The Credit Suisse Value Team

Stanley A. Nabi
Scott T. Lewis
Robert E. Rescoe

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO(1) AND
           THE RUSSELL 1000 VALUE INDEX(2) FROM INCEPTION (06/30/97).

                  CREDIT SUISSE INSTITUTIONAL FUND, INC. --
                  LARGE CAP VALUE PORTFOLIO(1)                  RUSSELL 1000 VALUE INDEX(2)
6/30/97           $        1,000,000                            $        1,000,000
7/31/97           $        1,079,000                            $        1,075,230
8/31/97           $        1,056,000                            $        1,036,920
9/30/97           $        1,109,000                            $        1,099,591
10/31/97          $        1,064,000                            $        1,068,868
11/30/97          $        1,091,000                            $        1,116,123
12/31/97          $        1,119,272                            $        1,148,703
1/31/98           $        1,127,375                            $        1,132,449
2/28/98           $        1,203,344                            $        1,208,685
3/31/98           $        1,251,964                            $        1,282,608
4/30/98           $        1,264,119                            $        1,291,189
5/31/98           $        1,260,067                            $        1,272,040
6/30/98           $        1,272,222                            $        1,288,348
7/31/98           $        1,238,796                            $        1,265,609
8/31/98           $        1,058,497                            $        1,077,286
9/30/98           $        1,090,910                            $        1,139,122
10/31/98          $        1,167,892                            $        1,227,404
11/30/98          $        1,237,783                            $        1,284,601
12/31/98          $        1,273,132                            $        1,328,278
1/31/99           $        1,283,374                            $        1,338,886
2/28/99           $        1,251,623                            $        1,319,982
3/31/99           $        1,262,890                            $        1,347,305
4/30/99           $        1,411,404                            $        1,473,123
5/31/99           $        1,428,817                            $        1,456,933
6/30/99           $        1,474,907                            $        1,499,242
7/31/99           $        1,422,671                            $        1,455,329
8/31/99           $        1,395,017                            $        1,401,332
9/30/99           $        1,356,095                            $        1,352,362
10/31/99          $        1,364,289                            $        1,430,197
11/30/99          $        1,359,168                            $        1,419,002
12/31/99          $        1,312,316                            $        1,425,849
1/31/2000         $        1,250,822                            $        1,379,366
2/29/2000         $        1,184,094                            $        1,276,879
3/31/2000         $        1,343,718                            $        1,432,672
4/30/2000         $        1,347,643                            $        1,416,053
5/31/2000         $        1,397,362                            $        1,430,978
6/30/2000         $        1,334,559                            $        1,365,596
7/31/2000         $        1,330,634                            $        1,382,681
8/31/2000         $        1,413,062                            $        1,459,628
9/30/2000         $        1,413,062                            $        1,473,056
10/31/2000        $        1,440,539                            $        1,509,293
11/30/2000        $        1,376,851                            $        1,453,298
12/31/2000        $        1,491,489                            $        1,526,109
1/31/2001         $        1,507,701                            $        1,531,908
2/28/2001         $        1,523,913                            $        1,489,321
3/31/2001         $        1,459,065                            $        1,436,748
4/30/2001         $        1,523,913                            $        1,507,149
5/31/2001         $        1,572,548                            $        1,541,059
6/30/2001         $        1,523,913                            $        1,506,848
7/31/2001         $        1,507,701                            $        1,503,683
8/31/2001         $        1,475,277                            $        1,443,386
9/30/2001         $        1,361,794                            $        1,341,771
10/31/2001        $        1,378,006                            $        1,330,232
11/30/2001        $        1,459,065                            $        1,407,519
12/31/2001        $        1,506,568                            $        1,440,666
1/31/2002         $        1,473,816                            $        1,429,558
2/28/2002         $        1,490,192                            $        1,431,846
3/31/2002         $        1,539,319                            $        1,499,572
4/30/2002         $        1,490,192                            $        1,448,136
5/31/2002         $        1,490,192                            $        1,455,377
6/30/2002         $        1,408,313                            $        1,371,839
7/31/2002         $        1,310,059                            $        1,244,258
8/31/2002         $        1,293,683                            $        1,253,714
9/30/2002         $        1,162,677                            $        1,114,301
10/31/2002        $        1,244,556                            $        1,196,871
11/30/2002        $        1,293,683                            $        1,272,273
12/31/2002        $        1,239,024                            $        1,217,057
1/31/2003         $        1,205,983                            $        1,187,604
2/28/2003         $        1,189,463                            $        1,155,895
3/31/2003         $        1,205,983                            $        1,157,860
4/30/2003         $        1,272,064                            $        1,259,752
5/31/2003         $        1,338,146                            $        1,341,132
6/30/2003         $        1,354,666                            $        1,357,896
7/31/2003         $        1,354,666                            $        1,378,128
8/31/2003         $        1,371,186                            $        1,399,627
9/30/2003         $        1,371,186                            $        1,385,911
10/31/2003        $        1,437,268                            $        1,470,729

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

1 YEAR                           5 YEARS                       SINCE INCEPTION
------                           -------                       ---------------
17.93%                            4.68%                             5.18%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

1 YEAR                           5 YEARS                       SINCE INCEPTION
------                           -------                       ---------------
15.48%                            4.24%                             5.89%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio(1) (the "Portfolio") had a gain of 47.36%, versus an increase of 46.55% for the Russell 2000(R) Growth Index.(2)

   The period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

   Within this environment of lowered risk thresholds, small-cap growth stocks performed well in both absolute terms and relative to larger-cap growth stocks and value stocks across the market-capitalization spectrum.

   The Portfolio performed approximately in line with its benchmark in the period. Stocks that aided the Portfolio's return included its technology, financial-services and transportation holdings. On the negative side, relatively speaking, while the Portfolio's consumer-discretionary and materials stocks had gains, they lagged their respective components in the Portfolio's benchmark.

   In terms of sector positioning, the main areas of focus in the Portfolio remained the health-care, consumer-discretionary and technology sectors. Regarding the last, our exposure was roughly evenly divided between software and electronics companies. Both areas, we believe, could continue to benefit from a re-commitment to corporate capital spending. Our overweighting in the consumer-discretionary area reflects the number of interesting company-specific opportunities we continue to see here, ranging from media stocks to niche retail names.

   Within health care, one move we made late in the period was to trim our exposure to HMOs. We decided to scale this exposure back based on valuations -- these stocks have performed well over the past year -- along with a likely slowdown in the rate of HMO premium growth. These companies have been able to raise premium prices by 10% to 15% annually for several years, and we think such growth may be less robust going forward. That said, we still favor certain health-care service companies, such as hospitals, where new technologies are being employed that could boost productivity over time.

   We are generally optimistic that the economy could show sustained, significant growth, aided by the considerable amount of monetary and fiscal stimulus in the system. And since inventories have now declined to noteworthy lows across almost all industries, re-stocking could be another source of growth during the next few quarters; we will monitor this trend carefully. Finally, we note that merger and acquisition activity appears to be picking up again after a long lull. We expect to see a trend in which more large companies acquire small, growing companies as they shift their focus away from cost-cutting and toward growth-generating strategies. For our part, we will remain focused on companies we deem to have healthy balance sheets and executable business plans.

The Credit Suisse Small/Mid-Cap Growth Team

Sammy Oh
Roger M. Harris
Robert S. Janis

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE
   CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO(1) AND
           THE RUSSELL 2000 GROWTH INDEX(2) FROM INCEPTION (12/29/95).

                  CREDIT SUISSE INSTITUTIONAL FUND, INC. --
                  SMALL CAP GROWTH PORTFOLIO(1)                 RUSSELL 2000 GROWTH INDEX(2)
12/29/95          $        1,000,000                            $        1,000,000
12/31/95          $        1,000,000                            $        1,000,000
1/31/96           $          985,000                            $          991,720
2/29/96           $        1,036,000                            $        1,036,942
3/31/96           $        1,128,000                            $        1,057,443
4/30/96           $        1,250,000                            $        1,138,623
5/31/96           $        1,325,000                            $        1,197,011
6/30/96           $        1,282,000                            $        1,119,229
7/31/96           $        1,163,000                            $          982,594
8/31/96           $        1,246,000                            $        1,055,335
9/30/96           $        1,330,000                            $        1,109,685
10/31/96          $        1,292,000                            $        1,061,813
11/30/96          $        1,294,000                            $        1,091,342
12/31/96          $        1,331,000                            $        1,112,624
1/31/97           $        1,369,000                            $        1,140,417
2/28/97           $        1,284,000                            $        1,071,547
3/31/97           $        1,178,000                            $          995,928
4/30/97           $        1,158,000                            $          984,405
5/31/97           $        1,315,000                            $        1,132,361
6/30/97           $        1,373,000                            $        1,170,760
7/31/97           $        1,437,000                            $        1,230,749
8/31/97           $        1,480,000                            $        1,267,684
9/30/97           $        1,652,000                            $        1,368,845
10/31/97          $        1,589,000                            $        1,286,632
11/30/97          $        1,560,000                            $        1,255,959
12/31/97          $        1,551,000                            $        1,256,662
1/31/98           $        1,522,000                            $        1,239,899
2/28/98           $        1,650,000                            $        1,349,369
3/31/98           $        1,740,000                            $        1,405,975
4/30/98           $        1,720,000                            $        1,414,594
5/31/98           $        1,585,000                            $        1,311,824
6/30/98           $        1,603,000                            $        1,325,230
7/31/98           $        1,436,000                            $        1,214,574
8/31/98           $        1,133,000                            $          934,202
9/30/98           $        1,228,000                            $        1,028,920
10/31/98          $        1,289,000                            $        1,082,589
11/30/98          $        1,382,000                            $        1,166,565
12/31/98          $        1,489,000                            $        1,272,128
1/31/99           $        1,553,000                            $        1,329,348
2/28/99           $        1,400,000                            $        1,207,739
3/31/99           $        1,466,000                            $        1,250,759
4/30/99           $        1,464,000                            $        1,361,213
5/31/99           $        1,473,000                            $        1,363,364
6/30/99           $        1,619,000                            $        1,435,186
7/31/99           $        1,622,000                            $        1,390,810
8/31/99           $        1,612,000                            $        1,338,794
9/30/99           $        1,661,000                            $        1,364,619
10/31/99          $        1,789,000                            $        1,399,567
11/30/99          $        2,062,000                            $        1,547,557
12/31/99          $        2,558,032                            $        1,820,314
1/31/2000         $        2,491,384                            $        1,803,367
2/29/2000         $        3,363,104                            $        2,222,938
3/31/2000         $        3,002,356                            $        1,989,263
4/30/2000         $        2,556,975                            $        1,788,407
5/31/2000         $        2,322,118                            $        1,631,814
6/30/2000         $        2,676,519                            $        1,842,612
7/31/2000         $        2,431,083                            $        1,684,700
8/31/2000         $        2,756,920                            $        1,861,914
9/30/2000         $        2,543,222                            $        1,769,414
10/31/2000        $        2,380,303                            $        1,625,791
11/30/2000        $        1,977,238                            $        1,330,596
12/31/2000        $        2,155,942                            $        1,412,015
1/31/2001         $        2,130,123                            $        1,526,303
2/28/2001         $        1,811,065                            $        1,317,047
3/31/2001         $        1,563,934                            $        1,197,301
4/30/2001         $        1,814,754                            $        1,343,851
5/31/2001         $        1,796,311                            $        1,375,028
6/30/2001         $        1,812,910                            $        1,412,567
7/31/2001         $        1,715,164                            $        1,292,075
8/31/2001         $        1,610,041                            $        1,211,320
9/30/2001         $        1,324,180                            $        1,015,813
10/31/2001        $        1,499,385                            $        1,113,534
11/30/2001        $        1,654,303                            $        1,206,514
12/31/2001        $        1,790,779                            $        1,281,632
1/31/2002         $        1,728,074                            $        1,236,031
2/28/2002         $        1,571,311                            $        1,156,060
3/31/2002         $        1,709,631                            $        1,256,522
4/30/2002         $        1,667,213                            $        1,229,381
5/31/2002         $        1,558,402                            $        1,157,462
6/30/2002         $        1,410,861                            $        1,059,309
7/31/2002         $        1,180,328                            $          896,494
8/31/2002         $        1,163,729                            $          896,045
9/30/2002         $        1,112,090                            $          831,351
10/31/2002        $        1,187,705                            $          873,417
11/30/2002        $        1,279,918                            $          959,973
12/31/2002        $        1,196,926                            $          893,735
1/31/2003         $        1,172,951                            $          869,425
2/28/2003         $        1,152,664                            $          846,211
3/31/2003         $        1,165,574                            $          858,989
4/30/2003         $        1,246,721                            $          940,250
5/31/2003         $        1,390,574                            $        1,046,216
6/30/2003         $        1,405,328                            $        1,066,408
7/31/2003         $        1,519,672                            $        1,147,028
8/31/2003         $        1,606,352                            $        1,208,624
9/30/2003         $        1,571,311                            $        1,178,045
10/31/2003        $        1,750,205                            $        1,279,828

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

1 YEAR                           5 YEARS                       SINCE INCEPTION
------                           -------                       ---------------
41.29%                            5.05%                             6.00%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

1 YEAR                           5 YEARS                       SINCE INCEPTION
------                           -------                       ---------------
47.36%                            6.31%                             7.40%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by the Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio(1) (the "Portfolio") had a gain of 15.61%, versus an increase of 20.80% for the Standard & Poor's 500 Index.(2)

   The period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

   The Portfolio underperformed its benchmark for the period. We attribute this largely to investors' preference for companies with less-compelling economic profit characteristics, on speculation that an improving economy might benefit such companies the most. This trend was particularly acute in the second quarter of 2003, and it persisted through the end of the period. Because we focus on companies with good and/or improving economic profitability, we did not own stocks that generally outperformed for the 12 months.

   In terms of sector attribution, stocks that hindered the Portfolio's relative return included its consumer-discretionary (including media), financial-services and technology holdings. On the positive side, the Portfolio's consumer-staples and industrial stocks outperformed, and the Portfolio was aided by its underweighting in the telecommunications area (the Portfolio had no exposure to telecom companies as of the end of the period), which lagged the broader market.

   Recent market trends and the Portfolio's underperformance notwithstanding, we have not veered from our investment discipline. Indeed, working closely with our team of sector-specialist analysts, we have relied even more heavily on our economic profit discipline, placing greater emphasis on holdings we believe have the strongest economic profit characteristics and that were "left behind" in this year's market rally.

   Concurrently, we reduced or eliminated holdings with weakening or decelerating economic profit trends and/or valuation concerns, replacing them with companies we believe have greater performance potential. For example, within the financial services sector, we sold a company whose return-on-invested-capital may wane along with the slowing rate of mortgage refinancing. In its place, we established positions in financial companies focused on investment servicing and investment management. We think they can improve their return-on-invested-capital as the number of financial transactions increases, assets under management rise and the effects of cost cutting are realized.

   The consequence of these adjustments is a more concentrated portfolio, yet one we view as being still well-diversified, with larger position sizes in fewer names. The Portfolio currently numbers approximately 40 stocks, which is the low end of our historical range of 40 to 60 holdings.

   In closing, we believe that the Portfolio's holdings reflect our thorough research and best judgment. While the market has not cooperated with us in the recent past, we have every reason to believe that well managed, profitable companies with sound fundamentals could again enjoy stronger valuations than those that have performed well lately.

D. Susan Everly
Co-Portfolio Manager

Margaret D. Miller
Co-Portfolio Manager

Sheryl M. Hempel
Co-Portfolio Manager

Sarah J. Dyer
Co-Portfolio Manager

   THE PORTFOLIO IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY WITH RESPECT TO ITS RESPECTIVE PORTFOLIO SECURITIES THAN A PORTFOLIO THAT IS MORE BROADLY DIVERSIFIED.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE
  CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO(1) AND THE
                   S&P 500 INDEX(2) FROM INCEPTION (01/31/02).

                  CREDIT SUISSE INSTITUTIONAL FUND, INC. --
                  SELECT EQUITY PORTFOLIO(1)                    S&P 500 Index(2)
1/31/2002         $        1,000,000                            $        1,000,000
2/28/2002         $          971,000                            $          980,720
3/31/2002         $        1,004,000                            $        1,017,605
4/30/2002         $          948,000                            $          955,908
5/31/2002         $          962,000                            $          948,862
6/30/2002         $          885,000                            $          881,266
7/31/2002         $          809,000                            $          812,571
8/31/2002         $          809,000                            $          817,909
9/30/2002         $          720,000                            $          729,019
10/31/2002        $          787,000                            $          793,187
11/30/2002        $          839,000                            $          839,874
12/31/2002        $          786,445                            $          790,532
1/31/2003         $          765,380                            $          769,820
2/28/2003         $          757,355                            $          758,272
3/31/2003         $          767,386                            $          765,628
4/30/2003         $          813,529                            $          828,715
5/31/2003         $          843,623                            $          872,389
6/30/2003         $          852,651                            $          883,555
7/31/2003         $          873,716                            $          899,106
8/31/2003         $          881,741                            $          916,638
9/30/2003         $          862,682                            $          906,922
10/31/2003        $          909,800                            $          958,200

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                SINCE
                    1 YEAR                    INCEPTION
                    ------                    ---------
                    19.82%                     (8.49%)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                SINCE
                    1 YEAR                    INCEPTION
                    ------                    ---------
                    15.61%                     (5.25%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio(1) (the "Portfolio") had a gain of 17.37% versus an increase of 21.82% for the Russell 1000(R) Growth Index.(2)

   The period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

   The Portfolio underperformed its benchmark for the 12 months. The stronger performance of the Portfolio's benchmark was partly driven by a surge in "second tier" technology companies and other high volatility stocks to which the Portfolio had less exposure during the period. The uneven nature of the recovery in advertising revenues also hindered some of our media holdings. On the positive side, stocks that aided the Portfolio's performance included its health-care and producer durables holdings and the technology names that we did own.

   In terms of sector allocation, we remained fairly well diversified, holding a mix of defensive stocks and economically sensitive stocks. We made a gradual shift in favor of the latter in the second half of the period, based on increasing evidence (positive earnings surprises) that the economy was starting to benefit specific companies. One noteworthy overweighting in the Portfolio (as of October 31, 2003) was the consumer-discretionary area, including media companies. We were about neutrally weighted in the technology sector, and we continue to seek purchase candidates there. We trimmed our exposure to the health-care sector late in the period, as certain holdings rose to approach or reach our sell targets. As a result, the Portfolio was roughly neutrally weighted there as of the end of the period.

   We have a cautiously positive view on stocks generally. While we are encouraged by the impressive U.S. GDP annualized third-quarter growth rate of 8.20%, and by the amount of monetary and fiscal stimulus in the country, we believe that a number of stocks may have gotten ahead of near-term fundamentals. Hence we will remain highly selective as we seek to increase the Portfolio's cyclicality on the margin, focusing on company fundamentals.

Jeffrey T. Rose
Co-Portfolio Manager

Marian U. Pardo
Co-Portfolio Manager

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE
   CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO(1)
         AND THE RUSSELL 1000 GROWTH INDEX(2) FROM INCEPTION (01/31/02).

                  CREDIT SUISSE INSTITUTIONAL FUND, INC. --
                  CAPITAL APPRECIATION PORTFOLIO(1)             RUSSELL 1000 GROWTH INDEX(2)
1/31/2002         $         1,000,000                           $        1,000,000
2/28/2002         $           950,000                           $          958,500
3/31/2002         $           973,000                           $          991,664
4/30/2002         $           897,000                           $          910,744
5/31/2002         $           878,000                           $          888,704
6/30/2002         $           790,000                           $          806,499
7/31/2002         $           740,000                           $          762,142
8/31/2002         $           743,000                           $          764,428
9/30/2002         $           684,000                           $          685,157
10/31/2002        $           737,000                           $          747,986
11/30/2002        $           765,000                           $          788,601
12/31/2002        $           716,000                           $          734,109
1/31/2003         $           707,000                           $          716,270
2/28/2003         $           702,000                           $          712,975
3/31/2003         $           704,000                           $          726,237
4/30/2003         $           747,000                           $          779,906
5/31/2003         $           783,000                           $          818,823
6/30/2003         $           804,000                           $          830,123
7/31/2003         $           832,000                           $          850,793
8/31/2003         $           840,000                           $          871,977
9/30/2003         $           818,000                           $          862,647
10/31/2003        $           865,000                           $          911,100

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                SINCE
                    1 YEAR                    INCEPTION
                    ------                    ---------
                    19.59%                     (11.36%)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                SINCE
                    1 YEAR                    INCEPTION
                    ------                    ---------
                    17.37%                     (7.95%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

   Credit Suisse Institutional Fund, Inc. -- Harbinger Portfolio(1) (the "Portfolio") had a gain of 36.80% for the period beginning January 15, 2003 (the Portfolio's inception date) and ending October 31, 2003. By comparison, the Russell 2000(R) Growth Index(2) and the Russell 2500(TM) Growth Index(2) had same-period increases of 37.77% and 36.15%, respectively.

   The period was a positive one for the U.S. stock market, though equities struggled early on. The market reached its low point for the period in early March, hurt by a great deal of uncertainty regarding a looming conflict with Iraq and a related decline in consumer sentiment. Stocks began to recover, however, rising rapidly in 2003's second quarter, then continuing to rally in a more subdued manner. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential economic recovery also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators around the world.

   Within this environment of lowered risk thresholds, aggressive-growth stocks performed well in both absolute terms and relative to the broader market across the market-capitalization spectrum. In this environment, a number of the Portfolio's holdings had good showings for the period, including certain electronics, software, financial-services companies and health-care stocks.

   The Portfolio was invested in a range of sectors during the period, with an emphasis on technology, health-care-services and financial-services companies. We also maintained meaningful exposure to specialty retail stocks.

   While we are encouraged by the strong third-quarter U.S. GDP growth rate and by some recent improvements in the employment picture, a good deal of optimism may already be priced into the market. Stock selection should prove key to performance going forward, and we will remain focused on what we believe to be well-managed companies with healthy finances and compelling longer-term business models.

Robert S. Janis
Portfolio Manager

Calvin E. Chung
Assistant Portfolio Manager

   BECAUSE OF THE NATURE OF THE PORTFOLIO'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO(1),
    THE RUSSELL 2000(R) GROWTH INDEX(2) AND RUSSELL 2500(TM) GROWTH INDEX(2)
                           FROM INCEPTION (01/15/03).

                  CREDIT SUISSE INSTITUTIONAL FUND, INC. --
                  HARBINGER PORTFOLIO(1)                       RUSSELL 2000 GROWTH INDEX(2)  RUSSELL 2500 GROWTH INDEX(2)
1/15/2003         $         1,000,000                          $          1,000,000          $        1,000,000
1/31/2003         $           929,000                          $            935,900          $          942,100
2/28/2003         $           899,000                          $            910,911          $          920,149
3/31/2003         $           878,000                          $            924,666          $          932,295
4/30/2003         $           970,000                          $          1,012,140          $        1,013,591
5/31/2003         $         1,074,000                          $          1,126,208          $        1,121,032
6/30/2003         $         1,143,000                          $          1,147,944          $        1,144,125
7/31/2003         $         1,194,000                          $          1,234,728          $        1,220,324
8/31/2003         $         1,268,000                          $          1,301,033          $        1,285,733
9/30/2003         $         1,240,000                          $          1,268,117          $        1,258,090
10/31/2003        $         1,368,000                          $          1,377,700          $        1,361,500

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

                 CUMULATIVE RETURNS AS OF SEPTEMBER 30, 2003(1)

                                      SINCE
                                    INCEPTION
                                    ---------
                                     24.00%

                  CUMULATIVE RETURNS AS OF OCTOBER 31, 2003(1)

                                      SINCE
                                    INCEPTION
                                    ---------
                                     36.80%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Effective February 28, 2003, the Portfolio changed its performance benchmark from the Russell 2000(R) Growth Index to the Russell 2500(TM) Growth Index. The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 18, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, the Credit Suisse Institutional Fund, Inc. -- Investment Grade Fixed Income Portfolio(1) (the "Portfolio") returned 4.37%, versus a same-period gain of 4.91% for the Lehman Brothers U.S. Aggregate Bond Index(2).

   The investment environment for fixed income was favorable throughout most of the Portfolio's fiscal year, in two key ways. First, monetary policy was accommodative, so much so that perhaps the key influence on trading activity was the widespread perception that interest rates (which were already historically low) were likely to continue to decline. The Federal Reserve cut its benchmark fed funds rate twice in the period, by a total of 75 basis points, to 1.00%, the lowest such level in over 40 years. The Fed additionally helped to fuel the perception that rates would fall further via highly publicized comments regarding its concerns about deflation.

   Second, falling rates helped to motivate investors to look for comparatively higher yields. This, in turn, meant that riskier debt sectors performed best, whether in absolute or relative terms. Returns were thus highest among lower-quality corporate bonds, and longer-maturity instruments more broadly.

   The Portfolio underperformed its benchmark due to security selection within corporate asset-backed securities (ABS). More specifically, we owned an ABS secured by commercial aircraft whose own value declined as airline-industry operating conditions deteriorated. The price of this ABS was marked down during the fiscal year and had a negative impact on the Fund's relative return.

   Several other aspects of our investment approach were much more successful. For example:

   - We structured the portfolio's spread-based exposure as a "credit barbell" consisting of high-beta investment-grade corporate bonds on one end, and AAA-rated low-beta securitized debt issues on the other end. Corporates were especially additive to performance. Our wide diversification within the universe of issuers worked to our advantage, as did our industry allocations and individual security selection.

   - We enjoyed good security selection in securitized debt. This was especially true in mortgage-backed securities, in which we focused on the identification of areas of the mortgage market with pricing anomalies that we considered sizable (e.g., newly issued mortgage pools and pools with low loan balances).

   - We briefly held a small allocation to inflation-linked Treasury bonds (known as TIPS, or Treasury Inflation-Protected Securities), which we felt offered desirable valuations as well as the potential for capital appreciation if perceived or actual inflation should rise. Our analysis at the time proved on target, as nominal inflation moved higher in early 2003 and TIPS prices gained accordingly.

   - In the second half of the fiscal year we held a small currency allocation to euros, which appreciated substantially versus the U.S. dollar. We also owned some German government bonds that outperformed their U.S. counterparts.

Credit Suisse Fixed Income Management Team

Jo Ann Corkran
Leland E. Crabbe
Suzanne E. Moran
David N. Fisher

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
        PORTFOLIO(1) AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(2)
                           FROM INCEPTION (05/01/02).

                  CREDIT SUISSE INSTITUTIONAL FUND, INC. --
                  INVESTMENT GRADE FIXED INCOME PORTFOLIO(1)    LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(2)
5/1/2002          $         1,000,000                           $        1,000,000
5/31/2002         $         1,002,143                           $        1,008,500
6/30/2002         $         1,006,227                           $        1,017,274
7/31/2002         $         1,012,171                           $        1,029,583
8/31/2002         $         1,028,983                           $        1,046,983
9/30/2002         $         1,043,762                           $        1,063,944
10/31/2002        $         1,041,524                           $        1,059,050
11/30/2002        $         1,047,327                           $        1,058,732
12/31/2002        $         1,069,991                           $        1,080,648
1/31/2003         $         1,054,942                           $        1,081,621
2/28/2003         $         1,058,873                           $        1,096,547
3/31/2003         $         1,073,530                           $        1,095,670
4/30/2003         $         1,082,373                           $        1,104,764
5/31/2003         $         1,103,010                           $        1,125,312
6/30/2003         $         1,099,622                           $        1,123,077
7/31/2003         $         1,060,379                           $        1,085,320
8/31/2003         $         1,068,659                           $        1,092,483
9/30/2003         $         1,096,995                           $        1,121,400
10/31/2003        $         1,087,000                           $        1,111,000

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                SINCE
                    1 YEAR                    INCEPTION
                    ------                    ---------
                    5.10%                      6.74%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                SINCE
                    1 YEAR                    INCEPTION
                    ------                    ---------
                    4.37%                      5.70%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2003

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS (97.0%)
AEROSPACE & DEFENSE (6.1%)
     Alliant Techsystems, Inc.*                                6,300   $       326,088
     General Dynamics Corp.                                    4,400           368,280
     United Technologies Corp.                                13,000         1,100,970
                                                                       ---------------
                                                                             1,795,338
                                                                       ---------------
AUTO COMPONENTS (3.0%)
     Johnson Controls, Inc.                                    3,800           408,614
     Lear Corp.*                                               8,000           464,720
                                                                       ---------------
                                                                               873,334
                                                                       ---------------
BANKS (11.1%)
     Bank of America Corp.                                     9,100           689,143
     Charter One Financial, Inc.                              11,255           359,710
     Mellon Financial Corp.                                   14,500           433,115
     Wachovia Corp.                                           10,600           486,222
     Washington Mutual, Inc.                                  11,100           485,625
     Wells Fargo & Co.                                        14,400           811,008
                                                                       ---------------
                                                                             3,264,823
                                                                       ---------------
BEVERAGES (1.0%)
     Anheuser-Busch Companies, Inc.                            5,800           285,708
                                                                       ---------------
BUILDING PRODUCTS (2.6%)
     American Standard Companies, Inc.*                        8,000           765,600
                                                                       ---------------
CHEMICALS (2.2%)
     International Flavors & Fragrances, Inc.                 10,300           340,930
     PPG Industries, Inc.                                      5,500           317,075
                                                                       ---------------
                                                                               658,005
                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES (3.3%)
     Avery Dennison Corp.                                      8,100           425,898
     Cendant Corp.*                                           27,400           559,782
                                                                       ---------------
                                                                               985,680
                                                                       ---------------
COMPUTERS & PERIPHERALS (3.5%)
     Hewlett-Packard Co.                                      29,844           665,819
     Seagate Technology                                       15,400           353,892
                                                                       ---------------
                                                                             1,019,711
                                                                       ---------------
DIVERSIFIED FINANCIALS (9.1%)
     Citigroup, Inc.                                          27,000         1,279,800
     Freddie Mac                                              10,500           589,365
     Lehman Brothers Holdings, Inc.                            5,800           417,600
     Morgan Stanley                                            7,000           384,090
                                                                       ---------------
                                                                             2,670,855
                                                                       ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
     ALLTEL Corp.                                              6,600           311,982
     BellSouth Corp.                                          15,000           394,650

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS
DIVERSIFIED TELECOMMUNICATION SERVICES
     Verizon Communications, Inc.                             13,400   $       450,240
                                                                       ---------------
                                                                             1,156,872
                                                                       ---------------
ELECTRIC UTILITIES (0.9%)
     Progress Energy, Inc.                                     6,500           280,150
                                                                       ---------------
ELECTRICAL EQUIPMENT (1.8%)
     Emerson Electric Co.                                      9,600           544,800
                                                                       ---------------
FOOD PRODUCTS (2.9%)
     Dean Foods Co.*                                           9,800           296,450
     General Mills, Inc.                                      12,500           560,625
                                                                       ---------------
                                                                               857,075
                                                                       ---------------
HEALTHCARE PROVIDERS & SERVICES (2.6%)
     Aetna, Inc.                                               8,600           493,726
     Cardinal Health, Inc.                                     4,500           267,030
                                                                       ---------------
                                                                               760,756
                                                                       ---------------
HOUSEHOLD DURABLES (2.0%)
     Newell Rubbermaid, Inc.                                  25,700           585,960
                                                                       ---------------
HOUSEHOLD PRODUCTS (1.9%)
     Kimberly-Clark Corp.                                     10,400           549,224
                                                                       ---------------
INDUSTRIAL CONGLOMERATES (3.4%)
     Textron, Inc.                                             8,700           432,303
     Tyco International, Ltd.                                 27,300           570,024
                                                                       ---------------
                                                                             1,002,327
                                                                       ---------------
INSURANCE (4.2%)
     Hartford Financial Services Group, Inc.                  12,200           669,780
     St. Paul Companies, Inc.                                 15,000           571,950
                                                                       ---------------
                                                                             1,241,730
                                                                       ---------------
IT CONSULTING & SERVICES (1.7%)
     Unisys Corp.*                                            31,900           489,984
                                                                       ---------------
MACHINERY (3.2%)
     Eaton Corp.                                               6,600           661,584
     Harsco Corp.                                              7,100           272,001
                                                                       ---------------
                                                                               933,585
                                                                       ---------------
MEDIA (3.1%)
     Gannett Company, Inc.                                     3,900           328,029
     Tribune Co.                                               6,900           338,445
     Viacom, Inc. Class B                                      6,100           243,207
                                                                       ---------------
                                                                               909,681
                                                                       ---------------
MULTI-UTILITIES (1.5%)
     Calpine Corp.*                                           95,400           439,794
                                                                       ---------------

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS
OIL & GAS (7.8%)
     Apache Corp.                                              4,000   $       278,880
     ConocoPhillips                                           13,200           754,380
     Devon Energy Corp.                                        7,700           373,450
     Exxon Mobil Corp.                                        17,300           632,834
     Noble Energy, Inc.                                        6,900           274,068
                                                                       ---------------
                                                                             2,313,612
                                                                       ---------------
PAPER & FOREST PRODUCTS (1.0%)
     MeadWestvaco Corp.                                       11,300           292,896
                                                                       ---------------
PHARMACEUTICALS (6.7%)
     Abbott Laboratories                                      10,300           438,986
     Bristol-Myers Squibb Co.                                 12,500           317,125
     Johnson & Johnson                                        12,300           619,059
     Pfizer, Inc.                                             18,680           590,288
                                                                       ---------------
                                                                             1,965,458
                                                                       ---------------
ROAD & RAIL (2.6%)
     Burlington Northern Santa Fe Corp.                       26,500           766,910
                                                                       ---------------
SOFTWARE (1.0%)
     Microsoft Corp.                                          11,200           292,880
                                                                       ---------------
TOBACCO (2.9%)
     Altria Group, Inc.                                       10,700           497,550
     R.J. Reynolds Tobacco Holdings, Inc.                      7,200           345,816
                                                                       ---------------
                                                                               843,366
                                                                       ---------------
TOTAL COMMON STOCKS (Cost $27,592,566)                                      28,546,114
                                                                       ---------------

                                                           PAR
                                                          (000)
                                                     ---------------
SHORT-TERM INVESTMENT (1.0%)
     State Street Bank and Trust Co. Euro Time
     Deposit, 0.750%, 11/03/03 (Cost $302,000)       $           302           302,000
                                                                       ---------------
TOTAL INVESTMENTS AT VALUE (98.0%)
(Cost $27,894,566)                                                          28,848,114

OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)                                   596,527
                                                                       ---------------
NET ASSETS (100.0%)                                                    $    29,444,641
                                                                       ===============

* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2003

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS (96.9%)
AGRICULTURE (0.9%)
     Delta and Pine Land Co.                                   9,900   $       226,314
                                                                       ---------------
AUTO COMPONENTS (1.7%)
     BorgWarner, Inc.                                          3,000           238,770
     Quantum Fuel Systems Technologies Worldwide,
     Inc.*                                                    21,000           191,730
                                                                       ---------------
                                                                               430,500
                                                                       ---------------
BANKS (0.9%)
     IndyMac Bancorp, Inc.                                     8,400           246,960
                                                                       ---------------
BIOTECHNOLOGY (2.0%)
     BioMarin Pharmaceutical, Inc.*                           16,400           114,800
     Cubist Pharmaceuticals, Inc.*                            21,700           252,154
     Nabi Biopharmaceuticals*                                 13,600           150,008
                                                                       ---------------
                                                                               516,962
                                                                       ---------------
BUILDING PRODUCTS (1.0%)
     Griffon Corp.*                                           13,200           255,420
                                                                       ---------------
CHEMICALS (0.6%)
     Airgas, Inc.                                              8,700           166,605
                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES (2.7%)
     Headwaters, Inc.*                                        17,600           329,824
     Kroll, Inc.*                                              9,400           218,644
     Pegasus Solutions, Inc.*                                 13,300           145,236
                                                                       ---------------
                                                                               693,704
                                                                       ---------------
COMMUNICATIONS EQUIPMENT (2.4%)
     Extreme Networks, Inc.*                                  21,100           181,460
     InterDigital Communications Corp.*                       13,300           225,967
     Polycom, Inc.*                                           11,300           226,339
                                                                       ---------------
                                                                               633,766
                                                                       ---------------
COMPUTERS & PERIPHERALS (2.2%)
     Avid Technology, Inc.*                                   10,900           563,966
                                                                       ---------------
CONTAINERS & PACKAGING (0.8%)
     Crown Holdings, Inc.*                                    26,100           206,190
                                                                       ---------------
DIVERSIFIED FINANCIALS (3.6%)
     Affiliated Managers Group, Inc.*                          5,200           377,000
     Jefferies Group, Inc.                                     9,200           285,200
     Raymond James Financial, Inc.                             6,700           273,293
                                                                       ---------------
                                                                               935,493
                                                                       ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
     Lexar Media, Inc.*                                       12,500           286,375
                                                                       ---------------
ENERGY EQUIPMENT & SERVICES (1.3%)
     FMC Technologies, Inc.*                                  10,000           200,800
     Newpark Resources, Inc.*                                 37,300           149,946
                                                                       ---------------
                                                                               350,746
                                                                       ---------------

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS
FOOD & DRUG RETAILING (0.7%)
     Performance Food Group Co.*                               5,100   $       189,975
                                                                       ---------------
FOOD PRODUCTS (1.1%)
     Hain Celestial Group, Inc.*                              13,600           286,960
                                                                       ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (3.7%)
     Fisher Scientific International, Inc.*                    6,200           249,550
     SonoSite, Inc.*                                          12,100           238,975
     Therasense, Inc.*                                        15,300           279,684
     Wilson Greatbatch Technologies, Inc.*                     4,900           184,730
                                                                       ---------------
                                                                               952,939
                                                                       ---------------
HEALTHCARE PROVIDERS & SERVICES (8.1%)
     Accredo Health, Inc.*                                    23,500           751,060
     Apria Healthcare Group, Inc.*                             8,200           237,800
     Centene Corp.*                                           11,400           348,954
     Community Health Systems, Inc.*                          12,900           309,858
     LifePoint Hospitals, Inc.*                               17,500           449,925
                                                                       ---------------
                                                                             2,097,597
                                                                       ---------------
INSURANCE (1.7%)
     HCC Insurance Holdings, Inc.                              8,800           256,432
     U.S.I. Holdings Corp.*                                   13,900           176,391
                                                                       ---------------
                                                                               432,823
                                                                       ---------------
INTERNET & CATALOG RETAIL (0.4%)
     ValueVision Media, Inc. Class A*                          6,400           104,000
                                                                       ---------------
INTERNET SOFTWARE & SERVICES (8.3%)
     Ask Jeeves, Inc.*                                        15,600           298,896
     Chordiant Software, Inc.*                               115,500           508,200
     DoubleClick, Inc.*                                       26,100           217,413
     MatrixOne, Inc.*                                         50,700           280,878
     Openwave Systems, Inc.*                                  40,933           534,180
     RealNetworks, Inc.*                                      19,100           127,015
     webMethods, Inc.*                                        21,300           184,884
                                                                       ---------------
                                                                             2,151,466
                                                                       ---------------
IT CONSULTING & SERVICES (1.0%)
     CACI International, Inc. Class A*                         5,200           257,556
                                                                       ---------------
MEDIA (4.0%)
     Cumulus Media, Inc. Class A*                             20,200           378,346
     Emmis Communications Corp. Class A*                      16,900           374,842
     Getty Images, Inc.*                                       6,500           290,550
                                                                       ---------------
                                                                             1,043,738
                                                                       ---------------
METALS & MINING (0.7%)
     GrafTech International, Ltd.*                            18,400           191,176
                                                                       ---------------
MULTILINE RETAIL (1.2%)
     BJ's Wholesale Club, Inc.*                               12,100           310,849
                                                                       ---------------

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS
OIL & GAS (3.3%)
     Remington Oil & Gas Corp.*                               12,000   $       214,200
     Spinnaker Exploration Co.*                                7,800           199,602
     Stone Energy Corp.*                                       7,100           256,594
     Tom Brown, Inc.*                                          6,900           186,438
                                                                       ---------------
                                                                               856,834
                                                                       ---------------
PHARMACEUTICALS (7.1%)
     Angiotech Pharmaceuticals, Inc.*                          6,600           301,818
     Inspire Phamaceuticals, Inc.*                            14,900           277,438
     K-V Pharmaceutical Co. Class A*                          13,200           316,800
     Medicis Pharmaceutical Corp. Class A                      7,700           487,795
     Sepracor, Inc.*                                          17,300           460,699
                                                                       ---------------
                                                                             1,844,550
                                                                       ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (11.3%)
     Actel Corp.*                                             14,200           383,116
     Axcelis Technologies, Inc.*                              36,500           386,170
     Brooks Automation, Inc.*                                 12,080           301,396
     Cymer, Inc.*                                              7,200           328,752
     Entegris, Inc.*                                          23,500           309,260
     Integrated Device Technology, Inc.*                      18,700           293,590
     OmniVision Technologies, Inc.*                            3,600           204,480
     Semtech Corp.*                                           11,700           259,740
     Varian Semiconductor Equipment Associates, Inc.*         10,000           483,500
                                                                       ---------------
                                                                             2,950,004
                                                                       ---------------
SOFTWARE (12.1%)
     Activision, Inc.*                                        18,200           274,638
     Agile Software Corp.*                                    20,900           229,273
     Documentum, Inc.*                                        13,300           395,675
     FileNET Corp.*                                           11,900           317,968
     Hyperion Solutions Corp.*                                15,400           515,746
     Informatica Corp.*                                       34,400           374,960
     Manugistics Group, Inc.*                                 28,500           206,910
     QRS Corp.*                                                9,699            98,639
     Radiant Systems, Inc.*                                   23,350           155,511
     Take-Two Interactive Software, Inc.*                     10,700           423,185
     Verisity, Ltd.*                                          12,600           157,374
                                                                       ---------------
                                                                             3,149,879
                                                                       ---------------
SPECIALTY RETAIL (9.3%)
     Aeropostale, Inc.*                                        8,600           265,310
     American Eagle Outfitters, Inc.*                         11,300           180,687
     AnnTaylor Stores Corp.*                                   8,800           315,040
     Cost Plus, Inc.*                                          7,000           321,090
     Guitar Center, Inc.*                                      7,100           231,105
     Gymboree Corp.*                                          16,400           270,600
     Hot Topic, Inc.*                                          9,950           285,664

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS
SPECIALTY RETAIL
     Linens 'n Things, Inc.*                                  10,600   $       312,912
     Movie Gallery, Inc.*                                     11,500           237,820
                                                                       ---------------
                                                                             2,420,228
                                                                       ---------------
TEXTILES & APPAREL (0.9%)
     Tommy Hilfiger Corp.*                                    15,800           232,102
                                                                       ---------------
TRADING COMPANIES & DISTRIBUTORS (0.8%)
     MSC Industrial Direct Company, Inc. Class A               9,300           219,945
                                                                       ---------------
TOTAL COMMON STOCKS (Cost $18,113,922)                                      25,205,622
                                                                       ---------------
PREFERRED STOCKS (0.1%)
INTERNET SOFTWARE & SERVICES (0.1%)
     Planetweb, Inc.*,++                                     165,400            11,578
     Prescient Systems, Inc.*,++                              31,075            11,040
                                                                       ---------------
TOTAL PREFERRED STOCKS (Cost $2,913,163)                                        22,618
                                                                       ---------------
WARRANTS (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     APW, Ltd. expires 7/31/09*,^(Cost $0)                        45                 0
                                                                       ---------------

                                                                PAR
                                                               (000)
                                                             ----------
SHORT-TERM INVESTMENT (2.2%)
     State Street Bank and Trust Co. Euro Time Deposit,
     0.750%, 11/03/03 (Cost $576,000)                        $      576               576,000
                                                                              ---------------
TOTAL INVESTMENTS AT VALUE (99.2%)
(Cost $21,603,085)                                                                 25,804,240
                                                                              ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)                                          198,100
                                                                              ---------------
NET ASSETS (100.0%)                                                           $    26,002,340
                                                                              ===============

*  Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.
^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (5.2%)
     Lockheed Martin Corp.                                     8,500   $       394,060
     United Technologies Corp.                                 2,000           169,380
                                                                       ---------------
                                                                               563,440
                                                                       ---------------
BANKS (7.5%)
     Bank of America Corp.                                     4,800           363,504
     Mellon Financial Corp.                                    4,000           119,480
     Wachovia Corp.                                            7,200           330,264
                                                                       ---------------
                                                                               813,248
                                                                       ---------------
BUILDING PRODUCTS (1.1%)
     American Standard Companies, Inc.*                        1,200           114,840
                                                                       ---------------
CHEMICALS (5.9%)
     Du Pont (E. I.) de Nemours & Co.                          7,300           294,920
     PPG Industries, Inc.                                      5,900           340,135
                                                                       ---------------
                                                                               635,055
                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES (5.4%)
     Cendant Corp.*                                           17,000           347,310
     Cintas Corp.                                              2,600           110,916
     Monster Worldwide, Inc.*                                  4,800           122,256
                                                                       ---------------
                                                                               580,482
                                                                       ---------------
COMPUTERS & PERIPHERALS (1.4%)
     Seagate Technology                                        6,700           153,966
                                                                       ---------------
DIVERSIFIED FINANCIALS (6.3%)
     Citigroup, Inc.                                           8,349           395,743
     State Street Corp.                                        5,500           287,980
                                                                       ---------------
                                                                               683,723
                                                                       ---------------
ELECTRICAL EQUIPMENT (0.9%)
     Emerson Electric Co.                                      1,748            99,199
                                                                       ---------------
FOOD & DRUG RETAILING (3.4%)
     CVS Corp.                                                10,500           369,390
                                                                       ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (6.7%)
     Biomet, Inc.                                              9,800           351,428
     Medtronic, Inc.                                           8,200           373,674
                                                                       ---------------
                                                                               725,102
                                                                       ---------------
HEALTHCARE PROVIDERS & SERVICES (2.5%)
     UnitedHealth Group, Inc.                                  5,200           264,576
                                                                       ---------------
HOUSEHOLD DURABLES (2.5%)
     Newell Rubbermaid, Inc.                                  11,900           271,320
                                                                       ---------------
HOUSEHOLD PRODUCTS (3.0%)
     Clorox Co.                                                7,100           321,630
                                                                       ---------------

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS
INSURANCE (7.1%)
     Chubb Corp.                                               3,400   $       227,154
     Hartford Financial Services Group, Inc.                   5,900           323,910
     Prudential Financial, Inc.                                5,700           220,248
                                                                       ---------------
                                                                               771,312
                                                                       ---------------
MACHINERY (3.5%)
     Illinois Tool Works, Inc.                                 5,200           382,460
                                                                       ---------------
MEDIA (9.3%)
     Gannett Company, Inc.                                     3,200           269,152
     General Motors Corp. Class H*                            24,100           395,963
     Tribune Co.                                               7,000           343,350
                                                                       ---------------
                                                                             1,008,465
                                                                       ---------------
MULTILINE RETAIL (3.8%)
     Federated Department Stores, Inc.                         8,500           404,175
                                                                       ---------------
OIL & GAS (4.0%)
     Devon Energy Corp.                                        4,600           223,100
     Exxon Mobil Corp.                                         5,600           204,848
                                                                       ---------------
                                                                               427,948
                                                                       ---------------
PAPER & FOREST PRODUCTS (1.2%)
     International Paper Co.                                   3,400           133,790
                                                                       ---------------
PERSONAL PRODUCTS (1.5%)
     Estee Lauder Companies, Inc. Class A                      4,200           157,038
                                                                       ---------------
PHARMACEUTICALS (6.8%)
     Abbott Laboratories                                       9,200           392,104
     Eli Lilly and Co.                                         2,200           146,564
     Pfizer, Inc.                                              6,200           195,920
                                                                       ---------------
                                                                               734,588
                                                                       ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.9%)
     Intel Corp.                                               9,300           307,365
                                                                       ---------------
SOFTWARE (7.1%)
     Adobe Systems, Inc.                                       5,300           232,352
     Microsoft Corp.                                          14,924           390,262
     VERITAS Software Corp.*                                   4,100           148,215
                                                                       ---------------
                                                                               770,829
                                                                       ---------------
TOTAL COMMON STOCKS (Cost $9,538,884)                                       10,693,941
                                                                       ---------------
TOTAL INVESTMENTS AT VALUE (99.0%) (Cost $9,538,884)                        10,693,941

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                                   109,657
                                                                       ---------------
NET ASSETS (100.0%)                                                    $    10,803,598
                                                                       ===============

*  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2003

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS (97.8%)
AEROSPACE & DEFENSE (1.9%)
     United Technologies Corp.                                 2,100   $       177,849
                                                                       ---------------
BANKS (3.2%)
     Mellon Financial Corp.                                    5,800           173,246
     Wachovia Corp.                                            2,900           133,023
                                                                       ---------------
                                                                               306,269
                                                                       ---------------
BEVERAGES (2.1%)
     PepsiCo, Inc.                                             4,200           200,844
                                                                       ---------------
BIOTECHNOLOGY (6.7%)
     Amgen, Inc.*                                              3,000           185,280
     Chiron Corp.*                                               800            43,704
     Genentech, Inc.*                                          3,100           254,107
     Gilead Sciences, Inc.*                                    2,800           152,824
                                                                       ---------------
                                                                               635,915
                                                                       ---------------
CHEMICALS (1.0%)
     Du Pont (E. I.) de Nemours & Co.                          2,300            92,920
                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES (3.0%)
     Apollo Group, Inc. Class A*                               2,700           171,531
     Monster Worldwide, Inc.*                                  4,500           114,615
                                                                       ---------------
                                                                               286,146
                                                                       ---------------
COMMUNICATIONS EQUIPMENT (6.3%)
     Cisco Systems, Inc.*                                     10,700           224,486
     Corning, Inc.*                                           17,000           186,660
     Motorola, Inc.                                           13,700           185,361
                                                                       ---------------
                                                                               596,507
                                                                       ---------------
COMPUTERS & PERIPHERALS (5.7%)
     Dell, Inc.*                                               5,400           195,048
     EMC Corp.*                                                3,400            47,056
     International Business Machines Corp.                     1,000            89,480
     Seagate Technology                                        9,300           213,714
                                                                       ---------------
                                                                               545,298
                                                                       ---------------
DIVERSIFIED FINANCIALS (4.8%)
     Ameritrade Holding Corp.*                                 3,300            45,012
     Capital One Financial Corp.                               4,000           243,200
     Morgan Stanley                                            3,000           164,610
                                                                       ---------------
                                                                               452,822
                                                                       ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.6%)
     St. Jude Medical, Inc.*                                   2,700           157,032
                                                                       ---------------
HEALTHCARE PROVIDERS & SERVICES (6.2%)
     Anthem, Inc.*                                             2,200           150,546
     Caremark Rx, Inc.*                                        3,700            92,685
     Omnicare, Inc.                                            5,700           218,538

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS
HEALTHCARE PROVIDERS & SERVICES
     WebMD Corp.*                                             15,800   $       123,082
                                                                       ---------------
                                                                               584,851
                                                                       ---------------
INDUSTRIAL CONGLOMERATES (2.8%)
     General Electric Co.                                      5,800           168,258
     Tyco International, Ltd.                                  4,800           100,224
                                                                       ---------------
                                                                               268,482
                                                                       ---------------
INTERNET & CATALOG RETAIL (3.8%)
     eBay, Inc.*                                               2,000           111,880
     InterActiveCorp*                                          6,700           245,957
                                                                       ---------------
                                                                               357,837
                                                                       ---------------
INTERNET SOFTWARE & SERVICES (1.9%)
     Yahoo!, Inc.*                                             4,100           179,170
                                                                       ---------------
IT CONSULTING & SERVICES (1.2%)
     Accenture, Ltd. Class A*                                  4,900           114,660
                                                                       ---------------
MACHINERY (1.6%)
     Danaher Corp.                                             1,800           149,130
                                                                       ---------------
MEDIA (13.2%)
     Clear Channel Communications, Inc.                        2,100            85,722
     Comcast Corp. Special Class A*                            9,000           293,580
     E.W. Scripps Co. Class A                                  1,000            92,910
     General Motors Corp. Class H*                            12,300           202,089
     Time Warner, Inc.*                                       10,900           166,661
     Univision Communications, Inc. Class A*                   6,200           210,490
     Viacom, Inc. Class B                                      5,200           207,324
                                                                       ---------------
                                                                             1,258,776
                                                                       ---------------
MULTILINE RETAIL (2.2%)
     Wal-Mart Stores, Inc.                                     3,500           206,325
                                                                       ---------------
OIL & GAS (1.1%)
     XTO Energy, Inc.                                          4,600           108,882
                                                                       ---------------
PERSONAL PRODUCTS (1.8%)
     Estee Lauder Companies, Inc. Class A                      4,700           175,733
                                                                       ---------------
PHARMACEUTICALS (5.9%)
     Allergan, Inc.                                            1,200            90,744
     Eli Lilly and Co.                                         2,200           146,564
     Watson Pharmaceuticals, Inc.*                             3,400           133,518
     Wyeth                                                     4,200           185,388
                                                                       ---------------
                                                                               556,214
                                                                       ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (8.7%)
     Analog Devices, Inc.*                                     4,100           181,753
     Applied Materials, Inc.*                                  5,600           130,872
     Intel Corp.                                              11,900           393,295

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS
SEMICONDUCTOR EQUIPMENT & PRODUCTS
     Maxim Integrated Products, Inc.                           2,400   $       119,304
                                                                       ---------------
                                                                               825,224
                                                                       ---------------
SOFTWARE (4.0%)
     Microsoft Corp.                                           7,000           183,050
     VERITAS Software Corp.*                                   5,500           198,825
                                                                       ---------------
                                                                               381,875
                                                                       ---------------
SPECIALTY RETAIL (2.9%)
     Bed Bath & Beyond, Inc.*                                  2,300            97,152
     Lowe's Companies, Inc.                                    3,000           176,790
                                                                       ---------------
                                                                               273,942
                                                                       ---------------
TEXTILES & APPAREL (1.2%)
     Coach, Inc.*                                              3,300           117,051
                                                                       ---------------
WIRELESS TELECOMMUNICATION SERVICES (3.0%)
     Nextel Communications, Inc. Class A*                      7,500           181,500
     Sprint Corp. (PCS Group)*                                23,300           101,355
                                                                       ---------------
                                                                               282,855
                                                                       ---------------
TOTAL COMMON STOCKS (Cost $8,387,883)                                        9,292,609
                                                                       ---------------

                                                           PAR
                                                          (000)
                                                     ---------------
SHORT-TERM INVESTMENT (3.6%)
     State Street Bank and Trust Co. Euro Time
     Deposit, 0.750%, 11/03/03 (Cost $343,000)       $           343           343,000
                                                                       ---------------
TOTAL INVESTMENTS AT VALUE (101.4%)
(Cost $8,730,883)                                                            9,635,609

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)                                 (133,728)
                                                                       ---------------
NET ASSETS (100.0%)                                                    $     9,501,881
                                                                       ===============

*  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS (98.7%)
DIVERSIFIED FINANCIALS (9.6%)
     E*TRADE Group, Inc.*                                     13,700   $       141,110
     Franklin Resources, Inc.                                  2,000            94,840
                                                                       ---------------
                                                                               235,950
                                                                       ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (10.1%)
     Sanmina-SCI Corp.*                                       13,100           138,205
     Solectron Corp.*                                         19,500           108,030
                                                                       ---------------
                                                                               246,235
                                                                       ---------------
FOOD & DRUG RETAILING (3.5%)
     Wild Oats Markets, Inc.*                                  8,300            86,154
                                                                       ---------------
HEALTHCARE PROVIDERS & SERVICES (23.2%)
     Accredo Health, Inc.*                                     3,300           105,468
     Centene Corp.*                                            4,150           127,032
     Community Health Systems, Inc.*                           3,900            93,678
     Pediatrix Medical Group, Inc.*                            1,500            80,175
     Triad Hospitals, Inc.*                                    2,800            86,044
     United Surgical Partners International, Inc.*             2,500            75,400
                                                                       ---------------
                                                                               567,797
                                                                       ---------------
HOTELS, RESTAURANTS & LEISURE (1.3%)
     California Pizza Kitchen, Inc.*                           1,700            31,620
                                                                       ---------------
INTERNET SOFTWARE & SERVICES (1.1%)
     Digitas, Inc.*                                            3,100            26,970
                                                                       ---------------
MEDIA (5.0%)
     Clear Channel Communications, Inc.                        1,600            65,312
     Journal Register Co.*                                     2,800            56,084
                                                                       ---------------
                                                                               121,396
                                                                       ---------------
MULTILINE RETAIL (4.4%)
     Dollar Tree Stores, Inc.*                                 2,800           106,904
                                                                       ---------------
OIL & GAS (2.8%)
     Newfield Exploration Co.*                                 1,700            67,541
                                                                       ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.0%)
     GlobespanVirata, Inc.*                                    7,800            48,048
                                                                       ---------------
SOFTWARE (28.0%)
     Activision, Inc.*                                         7,350           110,911
     Amdocs, Ltd.                                              4,800           103,008
     Compuware Corp.*                                          8,900            50,018
     JDA Software Group, Inc.*                                 7,500           160,575
     Lawson Software, Inc.*                                    9,300            77,562
     Siebel Systems, Inc.*                                     6,700            84,353
     THQ, Inc.*                                                5,600            99,344
                                                                       ---------------
                                                                               685,771
                                                                       ---------------

                 See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS
SPECIALTY RETAIL (7.7%)
     Aeropostale, Inc.*                                        2,900   $        89,465
     Gymboree Corp.*                                           3,100            51,150
     Hot Topic, Inc.*                                          1,650            47,372
                                                                       ---------------
                                                                               187,987
                                                                       ---------------
TOTAL COMMON STOCKS (Cost $1,745,896)                                        2,412,373
                                                                       ---------------
TOTAL INVESTMENTS AT VALUE (98.7%)
(Cost $1,745,896)                                                            2,412,373

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)                                    32,137
                                                                       ---------------
NET ASSETS (100.0%)                                                    $     2,444,510
                                                                       ===============

*  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2003

      PAR                                                  RATINGS+
     (000)                                               (S&P/MOODY'S)     MATURITY     RATE%       VALUE
     -----                                               -------------     --------     -----       -----
CORPORATE BONDS (28.7%)
AEROSPACE & DEFENSE (0.5%)
$            45   Lockheed Martin Corp., Bonds           (BBB , Baa2)       12/01/29     8.500   $     58,683
                                                                                                 ------------
AUTOMOBILE MANUFACTURERS (0.2%)
             20   Ford Motor Co., Unsecured Notes        (BBB , Baa1)       07/16/31     7.450         18,015
             10   General Motors Corp., Global
                   Debentures                            (BBB , Baa1)       07/15/33     8.375         10,581
                                                                                                 ------------
                                                                                                       28,596
                                                                                                 ------------
BANKS (0.1%)
             10   Bank of America Corp., Series MTN,
                   Senior Notes                           (A+ , Aa2)        03/01/04     5.750         10,146
                                                                                                 ------------
DIVERSIFIED FINANCIALS (10.6%)
            130   American International Group, Inc.,
                   Rule 144A, Notes++                     (AAA , Aaa)       05/15/13     4.250        122,711
             30   Bear Stearns Companies, Inc.,
                   Global Notes                            (A , A1)         07/02/08     2.875         28,919
             25   Capital One Bank, Subordinated Notes   (BB+ , Baa3)       06/13/13     6.500         25,814
             50   CIT Group, Inc., Global Senior Notes     (A , A2)         04/02/12     7.750         58,446
             75   Countrywide Home Loans, Inc.,
                   Global Notes                            (A , A3)         12/19/07     4.250         76,526
             25   Countrywide Home Loans, Inc.,
                   Series MTN, Global Notes                (A , A3)         05/21/08     3.250         24,395
             15   ERAC USA Finance Co., Rule 144A,
                   Notes++                               (BBB+ , Baa1)      05/15/06     6.625         16,256
             10   FMR Corp., Rule 144A, Notes++           (AA , Aa3)        03/01/13     4.750          9,909
             90   Ford Motor Credit Co., Global
                   Bonds                                  (BBB , A3)        02/01/11     7.375         91,761
             75   Ford Motor Credit Co., Global Notes     (BBB , A3)        02/01/06     6.875         78,535
              5   Ford Motor Credit Co., Global
                   Notes                                  (BBB , A3)        10/28/09     7.375          5,178
             75   General Electric Capital Corp.,
                   Series MTNA, Global Notes              (AAA , Aaa)       06/15/12     6.000         80,845
             75   General Motors Acceptance Corp.,
                   Global Bonds                           (BBB , A3)        11/01/31     8.000         77,349
             45   General Motors Acceptance Corp.,
                   Global Notes                           (BBB , A3)        02/01/07     6.125         47,288
             25   Goldman Sachs Group, Inc., Global
                   Bonds                                  (A+ , Aa3)        01/15/11     6.875         28,314
             75   Goldman Sachs Group, Inc., Global
                   Notes                                  (A+ , Aa3)        04/01/13     5.250         75,521
            105   Household Finance Corp., Global
                   Notes                                   (A , A1)         01/30/07     5.750        113,449
             25   Household Finance Corp., Global
                   Notes                                   (A , A1)         07/15/10     8.000         29,730
             35   MBNA America Bank, Rule 144A,
                   Subordinated Notes++                  (BBB , Baa2)       03/15/08     6.750         39,026
             60   Merrill Lynch & Company, Inc.,
                   Series MTNB, Notes                     (A+ , Aa3)        11/04/10     4.500         59,680
             65   Morgan Stanley, Global Notes            (A+ , Aa3)        03/01/13     5.300         66,087
             15   Textron Financial Corp., Notes#          (A- , A3)        10/06/06     1.500         14,998
             50   Textron, Inc., Senior Notes              (A- , A3)        08/01/10     4.500         49,765
                                                                                                 ------------
                                                                                                    1,220,502
                                                                                                 ------------
ELECTRIC (4.4%)
             40   American Electric Power Company,
                   Inc., Series A, Global Notes          (BBB , Baa3)       05/15/06     6.125         42,992
             45   Cilcorp, Inc., Bonds                   (BBB+ , Baa2)      10/15/29     9.375         59,268

                 See Accompanying Notes to Financial Statements.

      PAR                                                  RATINGS+
     (000)                                               (S&P/MOODY'S)     MATURITY     RATE%       VALUE
     -----                                               -------------     --------     -----       -----
CORPORATE BONDS
ELECTRIC
$            40   Cincinnati Gas & Electric Co.,
                   Notes                                 (BBB , Baa1)       09/15/12     5.700   $     41,771
             45   Consolidated Edison Company of
                   New York, Debentures                    (A+ , A1)        02/01/13     4.875         45,069
             15   Constellation Energy Group, Inc.,
                   Notes                                 (BBB+ , Baa1)      04/01/07     6.350         16,363
             45   Constellation Energy Group, Inc.,
                   Notes                                 (BBB+ , Baa1)      04/01/12     7.000         51,096
             20   Dominion Resources, Inc., Series B,
                   Global Senior Notes                   (BBB+ , Baa1)      07/15/05     7.625         21,791
             55   Energy East Corp., Notes               (BBB , Baa2)       06/15/12     6.750         59,947
             10   FPL Group Capital, Inc.,
                   Company Guaranteed Notes                (A- , A2)        09/15/06     7.625         11,294
             60   FPL Group Capital, Inc., Notes           (A- , A2)        04/11/06     3.250         60,745
             15   Ohio Edison Co., Rule 144A,
                   Senior Notes++                        (BBB- , Baa2)      05/01/08     4.000         14,881
             15   Oncor Electric Delivery Co.,
                   Global Secured Notes                  (BBB , Baa1)       05/01/32     7.000         16,413
              5   Progress Energy, Inc., Senior
                   Notes                                 (BBB- , Baa2)      03/01/06     6.750          5,445
             55   Public Service Company of Colorado,
                   Global Collateral Trust Notes         (BBB+ , Baa1)      10/01/12     7.875         66,562
                                                                                                 ------------
                                                                                                      513,637
                                                                                                 ------------
ENVIRONMENTAL CONTROL (0.6%)
             10   Waste Management, Inc., Global
                   Company Guaranteed Notes              (BBB , Baa3)       05/15/32     7.750         11,752
             50   Waste Management, Inc., Senior
                   Notes                                 (BBB , Baa3)       08/01/10     7.375         57,900
                                                                                                 ------------
                                                                                                       69,652
                                                                                                 ------------
FOOD (1.8%)
             30   ConAgra Foods, Inc., Notes             (BBB+ , Baa1)      09/15/11     6.750         33,818
             30   ConAgra Foods, Inc., Notes             (BBB+ , Baa1)      09/15/30     8.250         37,875
             40   General Mills, Inc., Global Notes      (BBB+ , Baa2)      02/15/12     6.000         42,835
             40   Kellogg Co., Global Senior Notes       (BBB , Baa2)       06/01/08     2.875         38,533
             45   Kellogg Co., Series B, Global
                   Notes                                 (BBB , Baa2)       04/01/11     6.600         50,352
                                                                                                 ------------
                                                                                                      203,413
                                                                                                 ------------
GAS (0.5%)
             15   KeySpan Corp., Senior Notes              (A , A3)         11/15/30     8.000         19,072
             35   Sempra Energy, Notes                   (BBB+ , Baa1)      12/01/05     6.950         38,198
                                                                                                 ------------
                                                                                                       57,270
                                                                                                 ------------
HEALTHCARE PRODUCTS (0.4%)
             45   Baxter International, Inc., Notes        (A , A3)         05/01/07     5.250         48,138
                                                                                                 ------------
HEALTHCARE SERVICES (0.3%)
             35   HCA, Inc., Notes                       (BBB- , Ba1)       07/01/07     7.000         37,704
                                                                                                 ------------
INSURANCE (0.5%)
             55   MetLife, Inc., Debentures                (A , A2)         05/15/05     3.911         56,819
                                                                                                 ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                  RATINGS+
     (000)                                               (S&P/MOODY'S)     MATURITY     RATE%       VALUE
     -----                                               -------------     --------     -----       -----
CORPORATE BONDS
INTERNET SOFTWARE & SERVICES (0.2%)
$            25   Thomson Corp., Global Notes              (A- , A3)        01/05/12     6.200   $     27,391
                                                                                                 ------------
MEDIA (2.2%)
             55   Comcast Cable Communications, Inc.,
                   Senior Notes                          (BBB , Baa3)       01/30/11     6.750         60,986
             70   Liberty Media Corp., Global
                   Senior Notes#                         (BBB- , Baa3)      09/17/06     2.640         69,776
             30   News America Holdings, Inc.,
                   Company Guaranteed Notes              (BBB- , Baa3)      02/01/13     9.250         38,697
             35   News America, Inc., Company
                   Guaranteed Notes                      (BBB- , Baa3)      11/30/28     7.625         39,959
             35   Time Warner, Inc., Global Company
                   Guaranteed Notes                      (BBB+ , Baa1)      04/15/31     7.625         39,253
              5   Time Warner, Inc., Global Notes        (BBB+ , Baa1)      05/01/12     6.875          5,547
                                                                                                 ------------
                                                                                                      254,218
                                                                                                 ------------
OIL AND GAS PRODUCERS (0.6%)
             30   Enterprise Products Operations,
                   Company Guaranteed Notes              (BBB , Baa2)       02/01/11     7.500         34,637
             30   Phillips Petroleum Co., Global
                   Notes                                   (A- , A3)        05/25/05     8.500         33,004
                                                                                                 ------------
                                                                                                       67,641
                                                                                                 ------------
PACKAGING & CONTAINERS (0.4%)
             15   Sealed Air Corp., Rule 144A,
                   Notes++                               (BBB , Baa3)       05/15/09     6.950         16,584
             25   Sealed Air Corp., Rule 144A,
                   Senior Notes++                        (BBB , Baa3)       04/15/08     5.375         26,010
                                                                                                 ------------
                                                                                                       42,594
                                                                                                 ------------
PIPELINES (0.2%)
             25   Duke Energy Corp., First Mortgage
                   Notes                                   (A- , A3)        10/01/15     5.300         25,077
                                                                                                 ------------
REAL ESTATE (0.5%)
              5   EOP Operating LP, Notes                (BBB+ , Baa1)      01/15/04     6.500          5,047
             25   EOP Operating LP, Notes                (BBB+ , Baa1)      06/15/04     6.500         25,743
             20   EOP Operating LP, Senior Notes         (BBB+ , Baa1)      02/15/05     6.625         21,118
                                                                                                 ------------
                                                                                                       51,908
                                                                                                 ------------
RETAIL (0.5%)
             50   Target Corp., Notes                      (A+ , A2)        08/15/10     7.500         59,322
                                                                                                 ------------
SAVINGS & LOANS (0.3%)
             30   Washington Mutual, Inc., Global
                   Senior Notes                           (BBB+ , A3)       01/15/07     5.625         32,341
                                                                                                 ------------
TELECOMMUNICATIONS (3.9%)
             36   AT&T Broadband Corp., Global
                   Company Guaranteed Notes              (BBB , Baa3)       03/15/13     8.375         43,605
             65   AT&T Corp., Global Senior Notes        (BBB , Baa2)       11/15/31     8.500         73,958
             45   AT&T Wireless Services, Inc.,
                   Global Senior Notes                   (BBB , Baa2)       03/01/11     7.875         51,508
             15   AT&T Wireless Services, Inc.,
                   Global Senior Notes                   (BBB , Baa2)       03/01/31     8.750         18,101
              5   Citizens Communications Co.,
                   Global Senior Notes                   (BBB , Baa2)       08/15/31     9.000          6,491
             15   Citizens Communications Co., Notes     (BBB , Baa2)       05/15/06     8.500         16,955

                 See Accompanying Notes to Financial Statements.

      PAR                                                  RATINGS+
     (000)                                               (S&P/MOODY'S)     MATURITY     RATE%       VALUE
     -----                                               -------------     --------     -----       -----
CORPORATE BONDS
TELECOMMUNICATIONS
$            15   Cox Communications, Inc., Notes        (BBB , Baa2)       06/15/05     6.875   $     16,117
             45   Sprint Capital Corp., Global Company
                   Guaranteed Notes                      (BBB- , Baa3)      03/15/32     8.750         51,358
             20   Verizon Global Funding Corp.,
                   Global Notes                            (A+ , A2)        06/15/12     6.875         22,269
             80   Verizon Global Funding Corp.,
                   Global Notes                            (A+ , A2)        12/01/30     7.750         92,941
             10   Verizon Global Funding Corp.,
                   Global Notes                            (A+ , A2)        06/15/32     7.750         11,635
             40   Verizon Wireless Capital, Inc.,
                   Global Notes                            (A+ , A3)        12/15/06     5.375         42,756
                                                                                                 ------------
                                                                                                      447,694
                                                                                                 ------------
TOTAL CORPORATE BONDS (Cost $3,266,825)                                                             3,312,746
                                                                                                 ------------
ASSET BACKED SECURITIES (19.7%)
             30   Aesop Funding II LLC,
                   Series 2003-2A Class A2#               (AAA , Aaa)       06/20/07     1.370         30,135
             88   Ameriquest Mortgage Securities,
                   Inc., Series 2003-6, Class AF1         (AAA , Aaa)       11/25/19     1.862         87,738
            113   Ameriquest Mortgage Securities, Inc.,
                   Series 2003-AR2, Class A4#             (AAA , Aaa)       05/25/33     1.470        112,698
            110   Bank One Issuance Trust,
                   Series 2002-A1, Class A1#              (AAA , Aaa)       01/15/10     1.230        110,262
            100   Carmax Auto Owner Trust,
                   Series 2001-2, Class A4#               (AAA , Aaa)       12/15/06     3.940        102,794
            105   Citibank Credit Card Issuance
                   Trust, Series 2000-A3, Class A3        (AAA , Aaa)       11/16/09     6.875        119,656
             65   Citibank Credit Card Issuance
                   Trust, Series 2002-A1, Class A1        (AAA , Aaa)       02/09/09     4.950         69,044
            125   Citibank Credit Card Issuance
                   Trust, Series 2002-A9, Class A9#       (AAA , Aaa)       12/17/07     1.180        125,082
             86   Countrywide Asset-Backed
                   Certificates, Series 2003-BC1,
                   Class A1#                              (AAA , Aaa)       03/25/33     1.520         86,569
             70   Countrywide Home Equity Loan
                   Trust, Series 2002-C, Class A#         (AAA , Aaa)       05/15/28     1.360         70,020
            125   First USA Credit Card Master
                   Trust, Series 2001-1, Class A#         (AAA , Aaa)       09/19/08     1.270        125,412
            100   Ford Credit Auto Owner Trust,
                   Series 2003-A, Class A4B#              (AAA , Aaa)       06/15/07     1.210        100,063
             59   Greenpoint Home Equity Loan Trust,
                   Series 2003-1, Class A#                (AAA , Aaa)       04/15/29     1.390         58,470
             95   Honda Auto Receivables Owner
                   Trust, Series 2001-1, Class A4#        (AAA , Aaa)       06/19/06     5.560         96,154
            100   Honda Auto Receivables Owner
                   Trust, Series 2001-2, Class A4         (AAA , Aaa)       10/18/06     5.090        101,965
            125   MBNA Credit Card Master Note
                   Trust, Series 2002-A4, Class A4#       (AAA , Aaa)       08/17/09     1.230        125,329
            120   MBNA Master Credit Card Trust,
                   Series 1996-G, Class A#                (AAA , Aaa)       12/15/08     1.300        120,529

                 See Accompanying Notes to Financial Statements.

      PAR                                                  RATINGS+
     (000)                                               (S&P/MOODY'S)     MATURITY     RATE%       VALUE
     -----                                               -------------     --------     -----       -----
CORPORATE BONDS
$           100   MBNA Master Credit Card Trust,
                   Series 1997-J, Class A#                (AAA , Aaa)       02/15/07     1.240   $    100,098
            150   MBNA Master Credit Card Trust,
                   Series 1998-G, Class A#                (AAA , Aaa)       02/17/09     1.250        150,481
            110   Residential Asset Mortgage
                   Products, Inc., Series 2003-RS3,
                   Class AI2                              (AAA , Aaa)       03/25/29     3.380        110,980
            100   SLM Student Loan Trust,
                   Series 2000-1, Class A2L#              (AAA , Aaa)       01/25/13     1.341        100,422
            125   SLM Student Loan Trust,
                   Series 2003-1, Class A2#               (AAA , Aaa)       06/17/13     1.180        125,092
             46   Vanderbilt Mortgage Finance,
                   Series 1998-C, Class 1B1              (BBB , Baa1)       02/07/15     6.970         46,886
                                                                                                 ------------
TOTAL ASSET BACKED SECURITIES (Cost $2,275,154)                                                     2,275,879
                                                                                                 ------------
MORTGAGE-BACKED SECURITIES (48.1%)
             35   Fannie Mae Global Bonds                 (AAA , Aaa)       01/15/08     3.250         34,919
            200   Fannie Mae Global Notes                 (AAA , Aaa)       06/15/06     5.250        214,259
            115   Fannie Mae Global Notes                 (AAA , Aaa)       05/15/11     6.000        126,973
             75   Fannie Mae Pool #254658                 (AAA , Aaa)       02/01/33     7.000         78,749
             31   Fannie Mae Pool #254702                 (AAA , Aaa)       03/01/33     7.000         32,609
             60   Fannie Mae Pool #254982                 (AAA , Aaa)       11/01/33     0.990         58,993
             26   Fannie Mae Pool #589625                 (AAA , Aaa)       11/01/24     6.500         26,700
             66   Fannie Mae Pool #662830                 (AAA , Aaa)       10/01/32     7.500         71,190
            110   Fannie Mae Pool #667742                 (AAA , Aaa)       04/01/33     6.000        112,847
             99   Fannie Mae Pool #674585                 (AAA , Aaa)       12/01/32     6.500        102,603
             20   Fannie Mae Pool #678886                 (AAA , Aaa)       01/01/33     7.000         20,724
             25   Fannie Mae Pool #685447                 (AAA , Aaa)       02/01/33     7.000         26,595
             30   Fannie Mae Pool #696915                 (AAA , Aaa)       04/01/33     6.000         30,366
             80   Fannie Mae Pool #702129                 (AAA , Aaa)       03/01/33     6.500         83,251
            105   Fannie Mae Pool #702130                 (AAA , Aaa)       03/01/33     7.000        110,899
            108   Fannie Mae Pool #703443                 (AAA , Aaa)       05/01/18     5.000        110,207
            108   Fannie Mae Pool #703444                 (AAA , Aaa)       05/01/18     5.000        110,254
            164   Fannie Mae Pool #704674                 (AAA , Aaa)       04/01/18     5.500        169,530
            157   Fannie Mae Pool #708487                 (AAA , Aaa)       04/01/33     6.000        160,888
             71   Fannie Mae Pool #708704                 (AAA , Aaa)       06/01/33     6.000         73,337
             24   Fannie Mae Pool #712118                 (AAA , Aaa)       05/01/33     6.000         25,148
            110   Fannie Mae Pool #748643#                (AAA , Aaa)       09/01/33     4.190        111,821
             69   FHLMC TBA                               (AAA , Aaa)       11/03/33     5.000         70,078
            180   FNMA TBA                                (AAA , Aaa)       11/03/18     4.500        179,831
            105   FNMA TBA                                (AAA , Aaa)       11/03/18     5.000        106,674
             50   FNMA TBA                                (AAA , Aaa)       11/03/18     5.500         51,484
            225   FNMA TBA                                (AAA , Aaa)       11/03/18     6.000        234,070
            180   FNMA TBA                                (AAA , Aaa)       11/03/33     5.000        118,387
            540   FNMA TBA                                (AAA , Aaa)       11/03/33     5.500        545,063
            240   FNMA TBA                                (AAA , Aaa)       11/03/33     6.000        246,450
            330   FNMA TBA                                (AAA , Aaa)       11/03/33     6.500        342,891

                 See Accompanying Notes to Financial Statements.

      PAR                                                  RATINGS+
     (000)                                               (S&P/MOODY'S)     MATURITY     RATE%       VALUE
     -----                                               -------------     --------     -----       -----
CORPORATE BONDS
$            55   Freddie Mac Global Notes                (AAA , Aaa)       01/15/05     1.875   $     55,213
            185   Freddie Mac Global Notes                (AAA , Aaa)       09/15/07     3.500        187,814
             85   Freddie Mac Global Notes                (AAA , Aaa)       01/15/13     4.500         83,956
            225   Freddie Mac Global Notes                (AAA , Aaa)       07/15/13     4.500        220,499
            245   Freddie Mac Global Notes^^              (AAA , Aaa)       11/15/13     4.875        246,132
            110   Freddie Mac Pool #1B1275#               (AAA , Aaa)       10/01/33     4.238        111,036
             31   Ginnie Mae Pool #598105                 (AAA , Aaa)       03/15/33     6.000         31,632
             29   Ginnie Mae Pool #598128                 (AAA , Aaa)       03/15/33     6.000         29,749
             26   Ginnie Mae Pool #598145                 (AAA , Aaa)       03/15/33     6.000         26,927
             16   Ginnie Mae Pool #600025                 (AAA , Aaa)       03/15/33     6.000         16,182
             24   Ginnie Mae Pool #604205                 (AAA , Aaa)       04/15/33     6.500         24,891
            105   GNMA TBA                                (AAA , Aaa)       11/03/33     5.500        106,017
             25   GNMA TBA                                (AAA , Aaa)       11/03/33     6.000         25,820
            175   GNMA TBA                                (AAA , Aaa)       11/03/33     6.500        183,258
            221   LB-UBS Commercial Mortgage Trust,
                   Series 2003-C3, Class A1               (AAA , Aaa)       05/15/27     2.599        217,255
             45   Master Adjustable Rate Mortgages
                   Trust, Series 2003-6, Class 7A1        (AAA , Aaa)       12/01/33     3.865         45,450
             45   Master Adjustable Rate Mortgages
                   Trust, Series 2003-6, Class 8A1        (AAA , Aaa)       12/01/33     4.587         45,450
            115   Morgan Stanley Capital I,
                   Series 2003-T11, Class A4#             (AAA , Aaa)       06/13/41     5.150        115,431
                                                                                                 ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,566,401)                                                  5,560,502
                                                                                                 ------------
FOREIGN BONDS (2.6%)
ASSET BACKED SECURITIES (0.2%)
             20   Compania Nacional de Transmision
                   Electrica SA, Global Senior Notes
                   (Chile)                                (A- , Baa1)       04/15/11     7.875         22,790
                                                                                                 ------------
ELECTRIC (0.5%)
             55   Pacificorp Australia, Rule 144A,
                   Bonds (Australia)++                    (AAA , Aaa)       01/15/08     6.150         59,815
                                                                                                 ------------
MINING (0.3%)
             35   Corporacion Nacional del Cobre -
                   Codelco, Rule 144A, Notes (Chile)++     (A- , A2)        10/15/13     5.500         35,239
                                                                                                 ------------
MISCELLANEOUS MANUFACTURING (0.4%)
             30   Norsk Hydro ASA, Yankee
                   Debentures (Norway)                     (A , A2)         06/15/23     7.750         35,983
             10   Norsk Hydro ASA, Yankee
                   Debentures (Norway)                     (A , A2)         11/15/25     7.150         11,388
                                                                                                 ------------
                                                                                                       47,371
                                                                                                 ------------
OIL AND GAS PRODUCERS (0.2%)
             15   Petroleos Mexicanos, Series REGS,
                   Euro Company Guaranteed Notes
                   (Mexico)                              (BBB- , Baa1)      06/01/07     9.000         17,316
                                                                                                 ------------
SOVEREIGN (0.7%)
             60   Republic of Poland, Global
                   Unsubordinated Notes (Poland)          (BBB+ , A2)       01/15/14     5.250         59,700
             15   United Mexican States, Global
                   Bonds (Mexico)                        (BBB- , Baa2)      09/15/16    11.375         21,113
                                                                                                 ------------
                                                                                                       80,813
                                                                                                 ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                  RATINGS+
     (000)                                               (S&P/MOODY'S)     MATURITY     RATE%       VALUE
     -----                                               -------------     --------     -----       -----
FOREIGN BONDS
TELECOMMUNICATIONS (0.3%)
$            35   Deutsche Telekom International Finance,
                   Global Company Guaranteed Notes
                   (Germany)#                            (BBB+ , Baa3)      06/15/05     8.250   $     38,257
                                                                                                 ------------
TOTAL FOREIGN BONDS (Cost $303,744)                                                                   301,601
                                                                                                 ------------
UNITED STATES TREASURY OBLIGATIONS (7.0%)
             65   United States Treasury Bonds^^          (AAA , Aaa)       02/15/23     7.125         80,445
             20   United States Treasury Bonds^^          (AAA , Aaa)       08/15/23     6.250         22,578
             50   United States Treasury Notes^^          (AAA , Aaa)       09/30/05     1.625         49,863
             95   United States Treasury Notes^^          (AAA , Aaa)       08/15/06     2.375         95,327
            175   United States Treasury Notes^^          (AAA , Aaa)       10/15/08     3.125        174,084
            190   United States Treasury Notes            (AAA , Aaa)       08/15/11     5.000        202,803
            180   United States Treasury Notes^^          (AAA , Aaa)       08/15/13     4.250        179,325
                                                                                                 ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS
 (Cost $807,945)                                                                                      804,425
                                                                                                 ------------

   NUMBER
     OF
   SHARES
   ------
PREFERRED STOCK (0.2%)
TELECOMMUNICATIONS (0.2%)
             20   Centaur Funding Corp.,
                   Series B, Rule 144A++(Cost $23,257)                                                 23,956
                                                                                                 ------------

     PAR
    (000)
    -----
SHORT-TERM U.S. TREASURY OBLIGATION (0.4%)
UNITED STATES TREASURY BILLS (0.4%)
$            50   United States Treasury Bills++++
                   (Cost $49,993)                         (AAA , Aaa)       11/06/03     0.860         49,997
                                                                                                 ------------
SHORT-TERM INVESTMENT (13.3%)
          1,530   State Street Bank and Trust Co.
                   Euro Time Deposit^^
                   (Cost $1,530,000)                                        11/03/03     0.750      1,530,000
                                                                                                 ------------
TOTAL INVESTMENTS AT VALUE (120.0%) (Cost $13,823,319)                                             13,859,106
LIABILITIES IN EXCESS OF OTHER ASSETS (-20.0%)                                                     (2,309,500)
                                                                                                 ------------
NET ASSETS (100.0%)                                                                              $ 11,549,606
                                                                                                 ============

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified 31, 2003, these institutional buyers. At October securities amounted to a value of $364,387 or 3.15% of net assets.

++++ Collateral segregated for futures contracts.

^^   Collateral segregated for TBA securities.

# Variable rate obligations - The interest rate shown is the rate as of October 31, 2003.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003

                                                                      LARGE CAP VALUE    SMALL CAP GROWTH
                                                                         PORTFOLIO           PORTFOLIO
                                                                      ---------------    ----------------
ASSETS
    Investments at value (Cost $27,894,566, $21,603,085,
      $9,538,884, $8,730,883, $1,745,896, and
      $13,823,319, respectively) (Note 1)                             $    28,848,114    $     25,804,240
    Cash                                                                          378                 143
    Receivable for investments sold                                         1,093,103             496,560
    Receivable for fund shares sold                                            54,750                  --
    Dividend and interest receivable                                           50,603                 552
    Receivable from investment adviser (Note 2)                                    --                  --
    Unrealized appreciation on forward currency contracts (Note 1)                 --                  --
    Variation margin receivable (Note 1)                                           --                  --
    Prepaid expenses                                                            7,685              12,570
                                                                      ---------------    ----------------
      Total Assets                                                         30,054,633          26,314,065
                                                                      ---------------    ----------------
LIABILITIES
    Advisory fee payable (Note 2)                                               8,188              15,136
    Administrative services fee payable (Note 2)                                5,732               6,096
    Payable for investments purchased                                         579,207             272,330
    Directors' fee payable                                                        852                 852
    Unrealized depreciation on forward currency contracts (Note 1)                 --                  --
    Other accrued expenses payable                                             16,013              17,311
                                                                      ---------------    ----------------
      Total Liabilities                                                       609,992             311,725
                                                                      ---------------    ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                   33,746               2,740
    Paid-in capital (Note 6)                                               33,585,951          71,556,954
    Undistributed net investment income                                       322,116                  --
    Accumulated net realized gain (loss) on investments,
      futures contracts and foreign currency transactions                  (5,450,720)        (49,758,509)
    Net unrealized appreciation from investments,
      futures contracts and foreign currency transactions                     953,548           4,201,155
                                                                      ---------------    ----------------
      Net Assets                                                      $    29,444,641    $     26,002,340
                                                                      ===============    ================
    Shares outstanding                                                     33,745,626           2,740,377
                                                                      ---------------    ----------------
    Net asset value, offering price and redemption price per share    $          0.87    $           9.49
                                                                      ===============    ================

                 See Accompanying Notes to Financial Statements.

                                                                                          CAPITAL
                                                                      SELECT EQUITY     APPRECIATION
                                                                        PORTFOLIO         PORTFOLIO
                                                                      -------------    --------------
ASSETS
    Investments at value (Cost $27,894,566, $21,603,085,
      $9,538,884, $8,730,883, $1,745,896, and
      $13,823,319, respectively) (Note 1)                             $  10,693,941    $    9,635,609
    Cash                                                                     52,878               369
    Receivable for investments sold                                         230,599            98,867
    Receivable for fund shares sold                                           3,317             2,721
    Dividend and interest receivable                                         10,121             2,115
    Receivable from investment adviser (Note 2)                                  --                --
    Unrealized appreciation on forward currency contracts (Note 1)               --                --
    Variation margin receivable (Note 1)                                         --                --
    Prepaid expenses                                                          3,673             4,368
                                                                      -------------    --------------
      Total Assets                                                       10,994,529         9,744,049
                                                                      -------------    --------------
LIABILITIES
    Advisory fee payable (Note 2)                                               217               463
    Administrative services fee payable (Note 2)                              2,208             2,087
    Payable for investments purchased                                       171,400           223,581
    Directors' fee payable                                                      852               852
    Unrealized depreciation on forward currency contracts (Note 1)               --                --
    Other accrued expenses payable                                           16,254            15,185
                                                                      -------------    --------------
      Total Liabilities                                                     190,931           242,168
                                                                      -------------    --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                  1,191             1,099
    Paid-in capital (Note 6)                                             10,163,332        11,339,098
    Undistributed net investment income                                      55,073             1,292
    Accumulated net realized gain (loss) on investments,
      futures contracts and foreign currency transactions                  (571,055)       (2,744,334)
    Net unrealized appreciation from investments,
      futures contracts and foreign currency transactions                 1,155,057           904,726
                                                                      -------------    --------------
      Net Assets                                                      $  10,803,598    $    9,501,881
                                                                      =============    ==============
    Shares outstanding                                                    1,191,299         1,098,873
                                                                      -------------    --------------
    Net asset value, offering price and redemption price per share    $        9.07    $         8.65
                                                                      =============    ==============

                                                                                            INVESTMENT
                                                                         HARBINGER          GRADE FIXED
                                                                         PORTFOLIO       INCOME PORTFOLIO
                                                                      ---------------    ----------------
ASSETS
    Investments at value (Cost $27,894,566, $21,603,085,
      $9,538,884, $8,730,883, $1,745,896, and
      $13,823,319, respectively) (Note 1)                             $     2,412,373    $     13,859,106
    Cash                                                                       40,250                 815
    Receivable for investments sold                                            15,084             299,990
    Receivable for fund shares sold                                                --                  --
    Dividend and interest receivable                                               --              90,449
    Receivable from investment adviser (Note 2)                                 4,734               2,821
    Unrealized appreciation on forward currency contracts (Note 1)                 --               4,788
    Variation margin receivable (Note 1)                                           --               1,109
    Prepaid expenses                                                            9,337              11,058
                                                                      ---------------    ----------------
      Total Assets                                                          2,481,778          14,270,136
                                                                      ---------------    ----------------
LIABILITIES
    Advisory fee payable (Note 2)                                                  --                  --
    Administrative services fee payable (Note 2)                                  862               6,838
    Payable for investments purchased                                          10,223           2,695,586
    Directors' fee payable                                                        852                 852
    Unrealized depreciation on forward currency contracts (Note 1)                 --                 828
    Other accrued expenses payable                                             25,331              16,426
                                                                      ---------------    ----------------
      Total Liabilities                                                        37,268           2,720,530
                                                                      ---------------    ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                      179               1,135
    Paid-in capital (Note 6)                                                1,777,854          11,071,778
    Undistributed net investment income                                            --                  --
    Accumulated net realized gain (loss) on investments,
      futures contracts and foreign currency transactions                          --             423,567
    Net unrealized appreciation from investments,
      futures contracts and foreign currency transactions                     666,477              53,126
                                                                      ---------------    ----------------
      Net Assets                                                      $     2,444,510    $     11,549,606
                                                                      ===============    ================
    Shares outstanding                                                        178,635           1,134,814
                                                                      ---------------    ----------------
    Net asset value, offering price and redemption price per share    $         13.68    $          10.18
                                                                      ===============    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2003

                                                                      LARGE CAP VALUE    SMALL CAP GROWTH
                                                                         PORTFOLIO           PORTFOLIO
                                                                      ---------------    ----------------
INVESTMENT INCOME (Note 1)
    Dividends                                                         $       610,906    $         54,821
    Interest                                                                   10,479              28,520
                                                                      ---------------    ----------------
      Total investment income                                                 621,385              83,341
                                                                      ---------------    ----------------
EXPENSES
    Investment advisory fees (Note 2)                                         232,256             411,630
    Administrative services fees (Note 2)                                      52,961              79,199
    Legal fees                                                                 36,360              34,464
    Audit fees                                                                 25,997              27,347
    Registration fees                                                          15,411              18,397
    Printing fees (Note 2)                                                     14,244               4,344
    Transfer agent fees (Note 2)                                                3,746               2,691
    Custodian fees                                                              3,690              16,495
    Directors' fees                                                             3,180               3,180
    Miscellaneous expense                                                      14,105              16,688
                                                                      ---------------    ----------------
      Total expenses                                                          401,950             614,435
    Less: fees waived and expenses reimbursed (Note 2)                       (169,694)           (161,642)
                                                                      ---------------    ----------------
      Net expenses                                                            232,256             452,793
                                                                      ---------------    ----------------
        Net investment income (loss)                                          389,129            (369,452)
                                                                      ---------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain (loss) from investments                              (3,118,350)          1,444,617
    Net realized loss from futures contracts                                       --                  --
    Net realized gain from foreign currency transactions                           --                  --
    Net change in unrealized appreciation (depreciation)
      from investments                                                      7,451,678          15,538,493
    Net change in unrealized appreciation (depreciation) from
      futures contracts                                                            --                  --
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                                --                  --
                                                                      ---------------    ----------------
    Net realized and unrealized gain from investments,
      futures contracts and foreign currency related items                  4,333,328          16,983,110
                                                                      ---------------    ----------------
    Net increase in net assets resulting from operations              $     4,722,457    $     16,613,658
                                                                      ===============    ================

(1) For the period January 15, 2003 (inception date) through October 31, 2003

                 See Accompanying Notes to Financial Statements.

                                                                                           CAPITAL
                                                                      SELECT EQUITY     APPRECIATION
                                                                        PORTFOLIO         PORTFOLIO
                                                                      -------------    --------------
INVESTMENT INCOME (Note 1)
    Dividends                                                         $     149,275    $       65,829
    Interest                                                                  3,566             4,299
                                                                      -------------    --------------
      Total investment income                                               152,841            70,128
                                                                      -------------    --------------
EXPENSES
    Investment advisory fees (Note 2)                                        52,601            45,913
    Administrative services fees (Note 2)                                    19,709            18,754
    Legal fees                                                               38,664            38,684
    Audit fees                                                               23,350            23,346
    Registration fees                                                        14,909            12,584
    Printing fees (Note 2)                                                    4,840             4,773
    Transfer agent fees (Note 2)                                              2,516             3,158
    Custodian fees                                                           10,938             5,984
    Directors' fees                                                           3,180             3,180
    Miscellaneous expense                                                     8,671             7,246
                                                                      -------------    --------------
      Total expenses                                                        179,378           163,622
    Less: fees waived and expenses reimbursed (Note 2)                     (100,478)          (94,754)
                                                                      -------------    --------------
      Net expenses                                                           78,900            68,868
                                                                      -------------    --------------
        Net investment income (loss)                                         73,941             1,260
                                                                      -------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain (loss) from investments                                59,434        (1,163,407)
    Net realized loss from futures contracts                                     --                --
    Net realized gain from foreign currency transactions                         --                --
    Net change in unrealized appreciation (depreciation)
      from investments                                                    1,454,640         2,698,825
    Net change in unrealized appreciation (depreciation) from
      futures contracts                                                          --                --
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                              --                --
                                                                      -------------    --------------
    Net realized and unrealized gain from investments,
      futures contracts and foreign currency related items                1,514,074         1,535,418
                                                                      -------------    --------------
    Net increase in net assets resulting from operations              $   1,588,015    $    1,536,678
                                                                      =============    ==============

                                                                                            INVESTMENT
                                                                         HARBINGER          GRADE FIXED
                                                                        PORTFOLIO(1)     INCOME PORTFOLIO
                                                                      ---------------    ----------------
INVESTMENT INCOME (Note 1)
    Dividends                                                         $           939    $          1,430
    Interest                                                                      433             377,364
                                                                      ---------------    ----------------
      Total investment income                                                   1,372             378,794
                                                                      ---------------    ----------------
EXPENSES
    Investment advisory fees (Note 2)                                          14,838              34,051
    Administrative services fees (Note 2)                                       3,695              38,241
    Legal fees                                                                 24,445              37,611
    Audit fees                                                                 20,660              25,150
    Registration fees                                                          22,662              16,844
    Printing fees (Note 2)                                                      5,977               8,601
    Transfer agent fees (Note 2)                                                  638                 907
    Custodian fees                                                              1,258              18,300
    Directors' fees                                                             2,720               3,052
    Miscellaneous expense                                                       2,705               8,279
                                                                      ---------------    ----------------
      Total expenses                                                           99,598             191,036
    Less: fees waived and expenses reimbursed (Note 2)                        (78,824)           (145,635)
                                                                      ---------------    ----------------
      Net expenses                                                             20,774              45,401
                                                                      ---------------    ----------------
        Net investment income (loss)                                          (19,402)            333,393
                                                                      ---------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain (loss) from investments                                  12,435             482,434
    Net realized loss from futures contracts                                       --             (28,824)
    Net realized gain from foreign currency transactions                           --              14,903
    Net change in unrealized appreciation (depreciation)
      from investments                                                        666,477            (182,668)
    Net change in unrealized appreciation (depreciation) from
      futures contracts                                                            --              (2,378)
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                                --               3,960
                                                                      ---------------    ----------------
    Net realized and unrealized gain from investments,
      futures contracts and foreign currency related items                    678,912             287,427
                                                                      ---------------    ----------------
    Net increase in net assets resulting from operations              $       659,510    $        620,820
                                                                      ===============    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     LARGE CAP                             SMALL CAP
                                                                 VALUE PORTFOLIO                        GROWTH PORTFOLIO
                                                        -----------------------------------   -----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED             ENDED              ENDED              ENDED
                                                        OCTOBER 31, 2003   OCTOBER 31, 2002   OCTOBER 31, 2003   OCTOBER 31, 2002
                                                        ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
  Net investment income (loss)                          $        389,129   $        218,798   $       (369,452)  $       (687,862)
  Net realized gain (loss) from investments,
    futures contracts and foreign currency transactions       (3,118,350)        (2,320,985)         1,444,617        (12,823,636)
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts and
    foreign currency translations                              7,451,678         (6,690,935)        15,538,493          7,910,400
                                                        ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets
      resulting from operations                                4,722,457         (8,793,122)        16,613,658         (5,601,098)
                                                        ----------------   ----------------   ----------------   ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (280,013)           (32,547)                --                 --
  Distributions from net realized gains                               --                 --                 --                 --
                                                        ----------------   ----------------   ----------------   ----------------
    Net decrease in net assets from dividends
      and distributions                                         (280,013)           (32,547)                --                 --
                                                        ----------------   ----------------   ----------------   ----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                 2,320,484         46,426,583          8,064,919         13,121,626
  Reinvestment of dividends and distributions                    280,013             32,547                 --                 --
  Net asset value of shares redeemed                          (9,697,114)        (8,539,237)       (46,454,273)       (79,580,255)
                                                        ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from
      capital share transactions                              (7,096,617)        37,919,893        (38,389,354)       (66,458,629)
                                                        ----------------   ----------------   ----------------   ----------------
  Net increase (decrease) in net assets                       (2,654,173)        29,094,224        (21,775,696)       (72,059,727)

NET ASSETS
  Beginning of period                                         32,098,814          3,004,590         47,778,036        119,837,763
                                                        ----------------   ----------------   ----------------   ----------------
  End of period                                         $     29,444,641   $     32,098,814   $     26,002,340   $     47,778,036
                                                        ================   ================   ================   ================
  Undistributed Net Investment Income                   $        322,116   $        213,130   $             --   $             --
                                                        ================   ================   ================   ================

(1) For the period January 31, 2002 (inception date) through October 31, 2002
(2) For the period January 15, 2003 (inception date) through October 31, 2003
(3) For the period May 1, 2002 (inception date) through October 31, 2002

                                                                   SELECT EQUITY                         CAPITAL APPRECIATION
                                                                     PORTFOLIO                                PORTFOLIO
                                                        -------------------------------------- -------------------------------------
                                                          FOR THE YEAR       FOR THE PERIOD      FOR THE YEAR      FOR THE PERIOD
                                                             ENDED                ENDED              ENDED              ENDED
                                                        OCTOBER 31, 2003   OCTOBER 31, 2002(1) OCTOBER 31, 2003  OCTOBER 31, 2002(1)
                                                        ----------------   ------------------- ----------------  -------------------
FROM OPERATIONS
  Net investment income (loss)                          $         73,941   $         19,138    $          1,260  $         (5,054)
  Net realized gain (loss) from investments,
    futures contracts and foreign currency transactions           59,434           (630,489)         (1,163,407)       (1,580,927)
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts and
    foreign currency translations                              1,454,640           (299,583)          2,698,825        (1,794,099)
                                                        ----------------   ----------------    ----------------  ----------------
    Net increase (decrease) in net assets
      resulting from operations                                1,588,015           (910,934)          1,536,678        (3,380,080)
                                                        ----------------   ----------------    ----------------  ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (38,005)                --                  --                --
  Distributions from net realized gains                               --                 --                  --                --
                                                        ----------------   ----------------    ----------------  ----------------
    Net decrease in net assets from dividends
      and distributions                                          (38,005)                --                  --                --
                                                        ----------------   ----------------    ----------------  ----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                   856,357         13,778,575           1,053,045        17,428,603
  Reinvestment of dividends and distributions                     38,005                 --                  --                --
  Net asset value of shares redeemed                          (3,367,323)        (1,141,092)         (2,398,763)       (4,737,602)
                                                        ----------------   ----------------    ----------------  ----------------
    Net increase (decrease) in net assets from
      capital share transactions                              (2,472,961)        12,637,483          (1,345,718)       12,691,001
                                                        ----------------   ----------------    ----------------  ----------------
  Net increase (decrease) in net assets                         (922,951)        11,726,549             190,960         9,310,921

NET ASSETS
  Beginning of period                                         11,726,549                 --           9,310,921                --
                                                        ----------------   ----------------    ----------------  ----------------
  End of period                                         $     10,803,598   $     11,726,549    $      9,501,881  $      9,310,921
                                                        ================   ================    ================  ================
  Undistributed Net Investment Income                   $         55,073   $         19,137    $          1,292  $             --
                                                        ================   ================    ================  ================

                                                             HARBINGER                INVESTMENT GRADE FIXED
                                                             PORTFOLIO                   INCOME PORTFOLIO
                                                        -------------------  --------------------------------------
                                                           FOR THE PERIOD      FOR THE YEAR       FOR THE PERIOD
                                                               ENDED              ENDED                ENDED
                                                        OCTOBER 31, 2003(2)  OCTOBER 31, 2003   OCTOBER 31, 2002(3)
                                                        -------------------  ----------------   -------------------
FROM OPERATIONS
  Net investment income (loss)                          $        (19,402)    $        333,393   $        217,165
  Net realized gain (loss) from investments,
    futures contracts and foreign currency transactions           12,435              468,513            199,517
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts and
    foreign currency translations                                666,477             (181,086)           234,212
                                                        ----------------     ----------------   ----------------
    Net increase (decrease) in net assets
      resulting from operations                                  659,510              620,820            650,894
                                                        ----------------     ----------------   ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                --             (361,256)          (217,685)
  Distributions from net realized gains                               --             (216,079)                --
                                                        ----------------     ----------------   ----------------
    Net decrease in net assets from dividends
      and distributions                                               --             (577,335)          (217,685)
                                                        ----------------     ----------------   ----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                 1,785,000            9,157,866         16,255,673
  Reinvestment of dividends and distributions                         --              559,163            217,685
  Net asset value of shares redeemed                                  --          (14,772,568)          (344,907)
                                                        ----------------     ----------------   ----------------
    Net increase (decrease) in net assets from
      capital share transactions                               1,785,000           (5,055,539)        16,128,451
                                                        ----------------     ----------------   ----------------
  Net increase (decrease) in net assets                        2,444,510           (5,012,054)        16,561,660

NET ASSETS
  Beginning of period                                                 --           16,561,660                 --
                                                        ----------------     ----------------   ----------------
  End of period                                         $      2,444,510     $     11,549,606   $     16,561,660
                                                        ================     ================   ================
  Undistributed Net Investment Income                   $             --     $             --   $             --
                                                        ================     ================   ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)

                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                      -------------------------------------------------------------
                                                        2003         2002         2001         2000         1999
                                                      ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of year                  $    0.76    $    0.85    $   11.01    $   13.32    $   11.53
                                                      ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                                    0.01         0.01         0.01(1)      0.24         0.16
  Net gain (loss) on investments
    (both realized and unrealized)                         0.11        (0.09)       (0.28)        0.31         1.76
                                                      ---------    ---------    ---------    ---------    ---------
      Total from investment operations                     0.12        (0.08)       (0.27)        0.55         1.92
                                                      ---------    ---------    ---------    ---------    ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.01)       (0.01)       (0.03)       (0.22)       (0.13)
  Distributions from net realized gains                      --           --        (9.86)       (2.64)          --
                                                      ---------    ---------    ---------    ---------    ---------
      Total dividends and distributions                   (0.01)       (0.01)       (9.89)       (2.86)       (0.13)
                                                      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF YEAR                          $    0.87    $    0.76    $    0.85    $   11.01    $   13.32
                                                      =========    =========    =========    =========    =========
      Total return(2)                                     15.48%       (9.68)%      (4.34)%       5.59%       16.82%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)              $  29,445    $  32,099    $   3,005    $   3,112    $  36,332
    Ratio of expenses to average net assets(3)             0.75%        0.75%        0.75%        0.77%        0.76%
    Ratio of net investment income to average
      net assets                                           1.26%        0.85%        1.16%        1.28%        1.01%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.55%        0.63%        2.17%        1.36%        0.39%
  Portfolio turnover rate                                    56%          72%          45%         218%          79%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .75% for each of the years ending October 31, 2000 and 1999, respectively. For the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)

                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                      -------------------------------------------------------------
                                                        2003         2002         2001         2000         1999
                                                      ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of year                  $    6.44    $    8.13    $   22.50    $   17.89    $   12.89
                                                      ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
  Net investment loss                                     (0.13)       (0.09)       (0.08)       (0.15)       (0.12)
  Net gain (loss) on investments
    (both realized and unrealized)                         3.18        (1.60)       (5.27)        5.98         5.12
                                                      ---------    ---------    ---------    ---------    ---------
      Total from investment operations                     3.05        (1.69)       (5.35)        5.83         5.00
                                                      ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --           --        (9.02)       (1.22)          --
                                                      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF YEAR                          $    9.49    $    6.44    $    8.13    $   22.50    $   17.89
                                                      =========    =========    =========    =========    =========
      Total return(1)                                     47.36%      (20.79)%     (37.01)%      33.05%       38.79%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)              $  26,002    $  47,778    $ 119,838    $ 274,009    $ 236,679
    Ratio of expenses to average net assets(2)             0.99%        0.99%        0.99%        1.01%        1.00%
    Ratio of net investment loss to average
      net assets                                          (0.81)%      (0.84)%      (0.68)%      (0.57)%      (0.68)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.35%        0.29%        0.20%        0.16%        0.19%
  Portfolio turnover rate                                    65%          70%          80%          88%         108%

(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(2) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .99% for each of the years ending October 31, 2000 and 1999, respectively. For the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                      FOR THE YEAR
                                                                    ENDED OCTOBER 31,
                                                                  ---------------------
                                                                     2003      2002(1)
                                                                  ---------   ---------
PER SHARE DATA
  Net asset value, beginning of period                            $    7.87   $   10.00
                                                                  ---------   ---------
INVESTMENT OPERATIONS
  Net investment income                                                0.06        0.01
  Net gain (loss) on investments
    (both realized and unrealized)                                     1.17       (2.14)
                                                                  ---------   ---------
      Total from investment operations                                 1.23       (2.13)
                                                                  ---------   ---------
LESS DIVIDENDS
  Dividends from net investment income                                (0.03)         --
                                                                  ---------   ---------
NET ASSET VALUE, END OF PERIOD                                    $    9.07   $    7.87
                                                                  =========   =========
      Total return(2)                                                 15.61%     (21.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                        $  10,804   $  11,727
    Ratio of expenses to average net assets(3)                         0.75%       0.75%(4)
    Ratio of net investment income to average net assets               0.70%       0.56%(4)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                     0.96%       1.74%(4)
  Portfolio turnover rate                                               107%         79%

(1) For the period January 31, 2002 (inception date) through October 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the periods ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                      FOR THE YEAR
                                                                    ENDED OCTOBER 31,
                                                                  ---------------------
                                                                     2003      2002(1)
                                                                  ---------   ---------
PER SHARE DATA
  Net asset value, beginning of period                            $    7.37   $   10.00
                                                                  ---------   ---------
INVESTMENT OPERATIONS
  Net investment income(2)                                             0.00        0.00
  Net gain (loss) on investments
    (both realized and unrealized)                                     1.28       (2.63)
                                                                  ---------   ---------
      Total from investment operations                                 1.28       (2.63)
                                                                  ---------   ---------
NET ASSET VALUE, END OF PERIOD                                    $    8.65   $    7.37
                                                                  =========   =========
      Total return(3)                                                 17.37%     (26.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                        $   9,502   $   9,311
    Ratio of expenses to average net assets(4)                         0.75%       0.75%(5)
    Ratio of net investment income (loss)
      to average net assets                                            0.01%      (0.07)%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                     1.03%       0.76%(5)
  Portfolio turnover rate                                               108%         56%

(1) For the period January 31, 2002 (inception date) through October 31, 2002.

(2) Total is less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the periods ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout The Period)

                                                                     FOR THE
                                                                  PERIOD ENDED
                                                               OCTOBER 31, 2003(1)
                                                               -------------------
PER SHARE DATA
  Net asset value, beginning of period                              $  10.00
                                                                    --------
INVESTMENT OPERATIONS
  Net investment loss                                                  (0.11)
  Net gain on investments
    (both realized and unrealized)                                      3.79
                                                                    --------
      Total from investment operations                                  3.68
                                                                    --------
NET ASSET VALUE, END OF PERIOD                                      $  13.68
                                                                    ========
      Total return(2)                                                  36.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $  2,445
    Ratio of expenses to average net assets(3),(4)                      1.40%
    Ratio of net investment loss to average
      net assets(4)                                                    (1.31)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                           5.31%
  Portfolio turnover rate                                                 42%

(1) For the period January 15, 2003 (inception date) through October 31, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended October 31, 2003, there was no effect on the net operating expense ratio because of transfer agent credits.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                        FOR THE YEAR
                                                                      ENDED OCTOBER 31,
                                                                  -----------------------
                                                                     2003     2002(1),(2)
                                                                  ---------   -----------
PER SHARE DATA
  Net asset value, beginning of period                            $   10.24   $     10.00
                                                                  ---------   -----------
INVESTMENT OPERATIONS
  Net investment income                                                0.34          0.17
  Net gain on investments, futures, and foreign
    currency related items (both realized and unrealized)              0.09          0.24
                                                                  ---------   -----------
      Total from investment operations                                 0.43          0.41
                                                                  ---------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                (0.36)        (0.17)
  Distributions from net realized gains                               (0.13)           --
                                                                  ---------   -----------
      Total dividends and distributions                               (0.49)        (0.17)
                                                                  ---------   -----------
NET ASSET VALUE, END OF PERIOD                                    $   10.18   $     10.24
                                                                  =========   ===========
      Total return(3)                                                  4.37%         4.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                        $  11,550   $    16,562
    Ratio of expenses to average net assets(4)                         0.40%         0.40%(5)
    Ratio of net investment income to average net assets               2.94%         3.27%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                     1.28%         1.05%(5)
  Portfolio turnover rate                                               629%          172%

(1) For the period May 1, 2002 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the periods ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers seven managed investment funds, of which six are contained in this report. The Large Cap Value Portfolio ("Large Cap Value") and the Capital Appreciation Portfolio ("Capital Appreciation") are classified as diversified, the Small Cap Growth Portfolio ("Small Cap Growth"), the Select Equity Portfolio ("Select Equity"), the Harbinger Portfolio ("Harbinger"), and the Investment Grade Fixed Income Portfolio ("Investment Grade Fixed Income") are each classified as non-diversified (each a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

   Investment objectives for each Portfolio are as follows: Large Cap Value and Investment Grade Fixed Income seek total return; Small Cap Growth seeks capital growth; Capital Appreciation and Select Equity seek long-term capital appreciation; and Harbinger seeks long-term growth of capital.

   A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the Exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith under procedures established by the Board of Directors. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period.

Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for Large Cap Value, Capital Appreciation, Small Cap Growth, Select Equity and Harbinger. Dividends from net investment income are declared daily and paid monthly for Investment Grade Fixed Income. Distributions of net realized capital gains, if any, are declared and paid at least annually for Investment Grade Fixed Income. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolios, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolios' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

   At October 31, 2003, Investment Grade Fixed Income had the following open forward foreign currency contracts:

                                      EXPIRATION      FOREIGN CURRENCY       CONTRACT     CONTRACT    UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT        DATE      TO BE PURCHASED/(SOLD)     AMOUNT        VALUE     GAIN (LOSS)
---------------------------------     ----------   ----------------------   ----------   ----------   -----------
     Australian Dollar                 1/5/2004         A$     86,000       $   57,914   $   60,469   $     2,555
     Canadian Dollar                   1/5/2004         C$     76,000           57,380       57,442            62
     Canadian Dollar                   1/5/2004         C$    (76,000)         (57,770)     (57,443)          327
     European Economic Unit            1/5/2004       EURO     99,000          115,431      114,726          (705)
     European Economic Unit            1/5/2004       EURO    (50,000)         (58,769)     (57,943)          826
     Japanese Yen                      1/5/2004          Y  9,700,000           87,395       88,290           895
                                                                            ----------   ----------   -----------
                                                                            $  201,581   $  205,541   $     3,960
                                                                            ==========   ==========   ===========

   I) TBA PURCHASE COMMITMENTS -- Each Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- Each Portfolio may enter into futures contracts to the extent permitted by its investment objectives and policies. Upon entering into a futures contract, a Portfolio is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2003, Investment Grade Fixed Income had the following open futures contracts:

                                                                           UNREALIZED
                          NUMBER OF  EXPIRATION   CONTRACT    CONTRACT    APPRECIATION/
FUTURES CONTRACTS         CONTRACTS     DATE       AMOUNT       VALUE    (DEPRECIATION)
-----------------------   ---------  ----------  ----------  ----------  --------------
U.S. Treasury
  2 Year Notes Futures        1       12/30/03   $  212,850  $  214,469  $        1,619
U.S. Treasury
  5 Year Notes Futures        1       12/19/03      110,803     111,813           1,010
U.S. Treasury
  Bonds Futures               5       12/19/03      524,561     543,594          19,033
                                                 ----------  ----------  --------------
                                                 $  848,214  $  869,876  $       21,662
                                                 ==========  ==========  ==============

U.S. Treasury
  10 Year Notes Futures      (8)      12/19/03   $ (890,093) $ (898,375) $       (8,282)
                                                 ==========  ==========  ==============

   K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolios in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM -- advised funds, money market instruments and the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolios had no securities out on loan during the year ended October 31, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolios to act as each Portfolio's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Portfolios fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Portfolios and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Portfolios will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Portfolios shall be reduced to such lower fee amount. No Portfolio received income from securities lending for the year ended October 31, 2003.

   L) OTHER -- The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or gains are earned.

   Each Portfolio may invest up to 15% (except Small Cap Growth, which may invest up to 10%) of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for each Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolios based on the following fee schedules:

           PORTFOLIO                                        ANNUAL RATE
           ---------                                        -----------
           Large Cap Value                       0.75% of average daily net assets
           Small Cap Growth                      0.90% of average daily net assets
           Select Equity                         0.50% of average daily net assets
           Capital Appreciation                  0.50% of average daily net assets
           Harbinger                             1.00% of average daily net assets
           Investment Grade Fixed Income         0.30% of average daily net assets

   For the year ended October 31, 2003 investment advisory fees earned, voluntarily waived and expenses reimbursed for each Portfolio were as follows:

                                    GROSS                     NET
                                   ADVISORY                 ADVISORY      EXPENSE
        PORTFOLIO                    FEE         WAIVER       FEE      REIMBURSEMENT
        ---------                 ----------   ----------   --------   -------------
        Large Cap Value           $  232,256   $ (169,694)  $ 62,562    $       --
        Small Cap Growth             411,630     (161,642)   249,988            --
        Select Equity                 52,601      (52,601)        --       (47,877)
        Capital Appreciation          45,913      (45,913)        --       (48,841)
        Harbinger                     14,838      (14,838)        --       (63,986)
        Investment Grade
          Fixed Income                34,051      (34,051)        --      (111,584)

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolios.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Portfolio's average daily net assets.

   For the year ended October 31, 2003, co-administration services fees earned by CSAMSI were as follows:

                PORTFOLIO                        CO-ADMINISTRATION FEE
                ---------                        ---------------------
                Large Cap Value                        $ 30,967
                Small Cap Growth                         45,737
                Select Equity                            10,520
                Capital Appreciation                      9,183
                Harbinger                                 1,484
                Investment Grade Fixed Income            11,350

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                       ANNUAL RATE
           ------------------------                       -----------
           First $5 billion                    0.050% of average daily net assets
           Next $5 billion                     0.035% of average daily net assets
           Over $10 billion                    0.020% of average daily net assets

   For the year ended October 31, 2003, co-administration services fees earned by SSB (including out-of-pocket fees) were as follows:

           PORTFOLIO                               CO-ADMINISTRATION FEE
           ---------                               ---------------------
           Large Cap Value                              $   21,994
           Small Cap Growth                                 33,462
           Select Equity                                     9,189
           Capital Appreciation                              9,571
           Harbinger                                         2,211
           Investment Grade Fixed Income                    26,891

   For the year ended October 31, 2003, Large Cap Value paid $440 in brokerage commissions from portfolio transactions with CSFB.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolios to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid for its services by the Portfolios as follows:

           PORTFOLIO                                      AMOUNT
           ---------                                     --------
           Large Cap Value                               $  5,938
           Small Cap Growth                                 5,938
           Select Equity                                    5,938
           Capital Appreciation                             5,938
           Harbinger                                        2,388
           Investment Grade Fixed Income                    5,875

NOTE 3. LINE OF CREDIT

   The Portfolios, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds.

In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2003, the Portfolios had no loans outstanding under the Credit Facility. During the year ended October 31, 2003, the Portfolios had borrowings under the Credit Facility as follows:

                                                    WEIGHTED
                                                     AVERAGE        MAXIMUM
                                 AVERAGE DAILY      INTEREST      DAILY LOAN
           PORTFOLIO             LOAN BALANCE         RATE%       OUTSTANDING
           ---------             -------------      --------      -----------
           Large Cap Value        $ 1,738,167        1.553%       $ 1,823,000
           Small Cap Growth         1,414,000        1.375%         1,414,000
           Select Equity              876,455        1.767%         1,067,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                                             U.S. GOVERNMENT
                                                  INVESTMENTS             AND AGENCY OBLIGATIONS
                                          ---------------------------   -------------------------
        PORTFOLIO                          PURCHASES         SALES       PURCHASES       SALES
        ---------                         ------------   ------------   -----------   -----------
        Large Cap Value                   $ 16,660,054   $ 24,151,830   $        --   $        --
        Small Cap Growth                    27,311,831     62,936,860            --            --
        Select Equity                       10,881,825     13,162,886            --            --
        Capital Appreciation                 9,508,398     10,636,670            --            --
        Harbinger                            2,524,646        791,186            --            --
        Investment Grade Fixed Income       74,013,331     79,575,904    65,225,181    71,183,457

NOTE 5. RESTRICTED SECURITIES

   Certain investments of Small Cap Growth are restricted as to resale and are valued at fair value as determined in good faith under procedures established by the Board of Directors. The table below shows the number of shares held, the acquisition dates, aggregate costs, fair value as of October 31, 2003, the value per share of such securities and percentage of net assets which the securities represent.

                                                                                                        PERCENTAGE
                      SECURITY       NUMBER     ACQUISITION                     FAIR       VALUE PER      OF NET
  SECURITY              TYPE       OF SHARES       DATES          COST          VALUE        SHARE        ASSETS
 ----------          ----------    ---------    -----------    -----------    ---------    ---------    ----------
Planetweb, Inc.      Pfd Stock      165,400       9/08/00      $   898,389    $  11,578      $ 0.07        0.04%
Prescient Systems    Pfd Stock       31,075       2/23/98        2,014,773       11,040        0.36        0.04%
                                   --------                    -----------    ---------                    ----
                                    196,475                    $ 2,913,162    $  22,618                    0.08%
                                   ========                    ===========    =========                    ====

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a par value of $.001 per share. Shares of eight series have been classified, six of which constitute the interest in the Portfolios. Transactions in shares of each Portfolio were as follows:

                                              LARGE CAP VALUE PORTFOLIO
                                     ------------------------------------------
                                     FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                      OCTOBER 31, 2003        OCTOBER 31, 2002
                                     ------------------------------------------
Shares sold                              3,078,570                49,010,573
Shares issued in
  reinvestment of distributions            368,438                    35,766
Shares redeemed                        (12,005,818)              (10,286,028)
                                       -----------               -----------
Net increase (decrease)                 (8,558,810)               38,760,311
                                       ===========               ===========

                                             SMALL CAP GROWTH PORTFOLIO
                                     ------------------------------------------
                                     FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                      OCTOBER 31, 2003        OCTOBER 31, 2002
                                     ------------------------------------------
Shares sold                              1,247,916                 1,843,056
Shares redeemed                         (5,924,329)               (9,175,441)
                                       -----------               -----------
Net decrease                            (4,676,413)               (7,332,385)
                                       ===========               ===========

                                              SELECT EQUITY PORTFOLIO
                                     --------------------------------------------
                                     FOR THE YEAR ENDED      FOR THE PERIOD ENDED
                                      OCTOBER 31, 2003        OCTOBER 31, 2002(1)
                                     --------------------------------------------
Shares sold                                108,916                 1,616,060
Shares issued in
  reinvestment of distributions              4,652                        --
Shares redeemed                           (411,717)                 (126,613)
                                       -----------               -----------
Net increase (decrease)                   (298,149)                1,489,447
                                       ===========               ===========

                                           CAPITAL APPRECIATION PORTFOLIO
                                     --------------------------------------------
                                     FOR THE YEAR ENDED      FOR THE PERIOD ENDED
                                      OCTOBER 31, 2003        OCTOBER 31, 2002(1)
                                     --------------------------------------------
Shares sold                                146,668                 1,813,764
Shares redeemed                           (310,425)                 (551,134)
                                       -----------               -----------
Net increase (decrease)                   (163,757)                1,262,630
                                       ===========               ===========

                                     HARBINGER PORTFOLIO
                                    ---------------------
                                     FOR THE PERIOD ENDED
                                     OCTOBER 31, 2003(2)
                                    ---------------------
Shares sold                                178,635
                                       -----------
Net increase                               178,635
                                       ===========

                                       INVESTMENT GRADE FIXED INCOME PORTFOLIO
                                     --------------------------------------------
                                     FOR THE YEAR ENDED      FOR THE PERIOD ENDED
                                      OCTOBER 31, 2003        OCTOBER 31, 2002(3)
                                     --------------------------------------------
Shares sold                                899,738                 1,630,312
Shares issued in
  reinvestment of distributions             54,682                    21,463
Shares redeemed                         (1,437,039)                  (34,342)
                                        ----------                 ---------
Net increase (decrease)                   (482,619)                1,617,433
                                        ==========                 =========

(1) For the period January 31, 2002 (inception date) through October 31, 2002.
(2) For the period January 15, 2003 (inception date) through October 31, 2003.
(3) For the period May 1, 2002 (inception date) through October 31, 2002.

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each Portfolio was as follows:

                                               NUMBER OF       APPROXIMATE PERCENTAGE
           PORTFOLIO                         SHAREHOLDERS      OF OUTSTANDING SHARES
           ---------                         ------------      ----------------------
           Large Cap Value                         2                   98%
           Small Cap Growth                        5                   80%
           Select Equity                           6                   95%
           Capital Appreciation                    2                   94%
           Harbinger                               3                   94%
           Investment Grade Fixed Income           2                   99%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and paydowns.

   The tax characteristics of dividends and distributions paid during the years ended October 31, 2003 and 2002 were as follows:

                                     ORDINARY INCOME          LONG-TERM CAPITAL GAIN
                                  -----------------------    ------------------------
FUND                                 2003         2002          2003          2002
                                  ---------    ----------    ----------    ----------
Large Cap Value                   $ 280,013    $   32,547    $       --    $       --
Small Cap Growth                         --            --            --            --
Select Equity                        38,005            --            --            --
Capital Appreciation                     --            --            --            --
 Harbinger                               --            --            --            --
Investment Grade Fixed Income       560,526       217,686        16,809            --

     At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                                              INVESTMENT
                                LARGE CAP        SMALL CAP         SELECT         CAPITAL                     GRADE FIXED
                                VALUE FUND         GROWTH          EQUITY       APPRECIATION     HARBINGER       INCOME
                              -------------    --------------    ----------    -------------    ----------    -----------
Undistributed
ordinary income               $     322,116    $           --    $    55,073   $       1,292    $       --    $   442,513
Accumulated
realized gain/(loss)             (5,448,568)      (49,072,530)      (427,367)     (2,661,827)           --             --
Unrealized appreciation/
(depreciation)                      951,396         3,515,176    $ 1,011,368         822,219       666,477         34,180
                              -------------    --------------    -----------   -------------    ----------    -----------
                              $  (4,175,056)   $  (45,557,354)   $   639,074    $ (1,838,316)   $  666,477    $   476,693
                              =============    ==============    ===========   =============    ==========    ===========

   At October 31, 2003, the Portfolios had capital loss carryforwards available to offset possible future capital gains as follows:

                                                     EXPIRES OCTOBER 31,
                                      -------------------------------------------------
                                           2009              2010             2011
                                      -------------     -------------     -------------
   Large Cap Value                    $      (3,303)    $  (2,326,470)    $  (3,118,795)
   Small Cap Growth                     (36,696,289)      (12,376,241)               --
   Select Equity                                 --          (367,021)          (60,346)
   Capital Appreciation                          --        (1,485,750)       (1,176,077)
   Harbinger                                     --                --                --
   Investment Grade Fixed Income                 --                --                --

   As of October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                       GROSS             GROSS       NET UNREALIZED
                                    IDENTIFIED      UNREALIZED        UNREALIZED      APPRECIATION/
        FUND                           COST        APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
        ------                     ------------    ------------     --------------   --------------
        Large Cap Value            $ 27,896,718    $  2,394,949     $ (1,443,553)     $   951,396
        Small Cap Growth             22,289,064       6,804,748       (3,289,572)       3,515,176
        Select Equity                 9,682,572       1,118,111         (106,743)       1,011,368
        Capital Appreciation          8,813,390       1,062,445         (240,226)         822,219
        Harbinger                     1,745,896         671,605           (5,128)         666,477
        Investment Grade
          Fixed Income               13,824,927          95,819          (61,639)          34,180

   At October 31, 2003, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and paid-in capital have been adjusted for current period permanent book/tax differences, which arose principally from differing book/tax treatments of paydowns, defaulted bonds and forward foreign currency contracts. Net assets were not affected by these reclassifications:

                                                             INCREASE (DECREASE)
                                              -------------------------------------------------
                                                                                ACCUMULATED NET
                                                           UNDISTRIBUTED NET     REALIZED GAIN
                                               PAID-IN        INVESTMENT           (LOSS) ON
           FUND                                CAPITAL       INCOME (LOSS)        INVESTMENTS
           ----                               ---------    -----------------    ---------------
           Large Cap Value                           --           (130)                130
           Small Cap Growth                    (369,452)       369,452                  --
           Select Equity                             --             --                  --
           Capital Appreciation                     (32)            32                  --
           Harbinger                             (6,967)        19,402             (12,435)
           Investment Grade Fixed Income             --         27,863             (27,863)

NOTE 8. CONTINGENCIES

   In the normal course of business, each Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of Credit Suisse Institutional Fund, Inc. and Shareholders of
   Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio; Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio; Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio;
   Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio; Credit Suisse Institutional Fund, Inc. -- Harbinger Portfolio;
   Credit Suisse Institutional Fund, Inc. -- Investment Grade Fixed
     Income Portfolio:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio, Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio, Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio, Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio, Credit Suisse Institutional Fund, Inc. -- Harbinger Portfolio and Credit Suisse Institutional Fund, Inc. -- Investment Grade Fixed Income Portfolio (hereafter referred to as the "Funds") at October 31, 2003, the results of their operations for the year (or period) then ended, the changes in their net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE INSTITUTIONAL FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                              TERM                                        NUMBER OF
                                              OF OFFICE(1)                                PORTFOLIOS IN
                                              AND                                         FUND
                            POSITION(S)       LENGTH           PRINCIPAL                  COMPLEX           OTHER
NAME, ADDRESS AND           HELD WITH         OF TIME          OCCUPATION(S) DURING       OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH               FUND              SERVED           PAST FIVE YEARS            DIRECTOR          HELD BY DIRECTOR
-----------------           -----------       ------------     --------------------       -------------     ----------------
INDEPENDENT DIRECTORS

Richard H. Francis          Director,         Since            Currently retired          44                None
c/o Credit Suisse Asset     Nominating        1999
Management, LLC             and Audit
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Director,         Since            Dean of Yale               43                Director of
Box 208200                  Nominating        1998 or          School of                                    Aetna, Inc.
New Haven, Connecticut      and Audit         Fund             Management and                               (insurance
06520-8200                  Committee         Inception        William S. Beinecke                          company);
                            Member                             Professor in the                             Director of
Date of Birth: 10/29/46                                        Practice of                                  Calpine
                                                               International                                Corporation
                                                               Trade and Finance                            (energy
                                                               (11/95 -- present)                           provider);
                                                                                                            Director of
                                                                                                            CarMax Group
                                                                                                            (used car
                                                                                                            dealers)

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                              TERM                                        NUMBER OF
                                              OF OFFICE(1)                                PORTFOLIOS IN
                                              AND                                         FUND
                            POSITION(S)       LENGTH           PRINCIPAL                  COMPLEX           OTHER
NAME, ADDRESS AND           HELD WITH         OF TIME          OCCUPATION(S) DURING       OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH               FUND              SERVED           PAST FIVE YEARS            DIRECTOR          HELD BY DIRECTOR
-----------------           -----------       ------------     --------------------       -------------     ----------------
INDEPENDENT DIRECTORS

Peter F. Krogh              Director,         Since            Dean Emeritus and          43                Director of
301 ICC                     Nominating        2001             Distinguished Professor                      Carlisle
Georgetown University       and Audit                          of International Affairs                     Companies
Washington, DC 20057        Committee                          at the Edmund A. Walsh                       Incorporated
                            Member                             School of Foreign                            (diversified
Date of Birth: 02/11/37                                        Service, Georgetown                          manufacturing
                                                               University (6/95 --                          company);
                                                               present); Moderator of                       Member of
                                                               PBS foreign affairs                          Selection
                                                               television series                            Committee for
                                                               (1988 -- 2000)                               Truman
                                                                                                            Scholars and
                                                                                                            Henry Luce
                                                                                                            Scholars; Senior
                                                                                                            Associate of
                                                                                                            Center for
                                                                                                            Strategic and
                                                                                                            International
                                                                                                            Studies; Trustee
                                                                                                            of numerous
                                                                                                            world affairs
                                                                                                            organizations

James S. Pasman, Jr.        Director,         Since            Currently retired          45                Director of
c/o Credit Suisse Asset     Nominating        1999                                                          Education
Management, LLC             and Audit                                                                       Management
466 Lexington Avenue        Committee                                                                       Corp.
New York, New York          Member
10017-3140

Date of Birth: 12/20/30

                                              TERM                                        NUMBER OF
                                              OF OFFICE(1)                                PORTFOLIOS IN
                                              AND                                         FUND
                            POSITION(S)       LENGTH           PRINCIPAL                  COMPLEX           OTHER
NAME, ADDRESS AND           HELD WITH         OF TIME          OCCUPATION(S) DURING       OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH               FUND              SERVED           PAST FIVE YEARS            DIRECTOR          HELD BY DIRECTOR
-----------------           ------------      ------------     ------------------------   -------------     ----------------
INDEPENDENT DIRECTORS

Steven N. Rappaport         Director,         Since            Partner of Lehigh Court,   45                None
Lehigh Court, LLC           Nominating        1999             LLC and RZ Capital
40 East 52nd Street         Committee                          (private investment
New York, New York          Member and                         firms) (7/02 -- present);
10022                       Audit                              Consultant to SunGard
                            Committee                          Securities Finance, Inc.
Date of Birth: 07/10/48     Chairman                           from February 2002
                                                               to July 2002;
                                                               President of SunGard
                                                               Securities Finance, Inc.
                                                               from 2001 to
                                                               February 2002;
                                                               President of
                                                               Loanet, Inc. (on-line
                                                               accounting service)
                                                               from 1997 to 2001

INTERESTED DIRECTORS

Joseph D. Gallagher(3)      Director,         Since            Managing Director and      46                None
Credit Suisse Asset         Chairman of       2003             Chief Executive Officer
Management, LLC             the Board                          of CSAM since 2003;
466 Lexington Avenue        and Chief                          Global Chief Financial
New York, New York          Executive                          Officer, Credit Suisse
10017-3140                  Officer                            Asset Management
                                                               since 1999; Chief
Date of Birth: 12/14/62                                        Executive Officer and
                                                               Director of Credit
                                                               Suisse Asset Management
                                                               Limited, London,
                                                               England, from
                                                               June 2000 to 2003;
                                                               Director of Credit
                                                               Suisse Asset Management
                                                               Funds (UK) Limited,
                                                               London, England, from
                                                               June 2000 to 2003;
                                                               Managing Director,
                                                               Head -- Asian Corporate
                                                               Finance and M&A,
                                                               Credit Suisse First
                                                               Boston, Hong Kong,
                                                               China, from
                                                               January 1998 to
                                                               May 1999

----------
(3) Mr. Gallagher is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                              TERM                                        NUMBER OF
                                              OF OFFICE(1)                                PORTFOLIOS IN
                                              AND                                         FUND
                            POSITION(S)       LENGTH           PRINCIPAL                  COMPLEX           OTHER
NAME, ADDRESS AND           HELD WITH         OF TIME          OCCUPATION(S) DURING       OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH               FUND              SERVED           PAST FIVE YEARS            DIRECTOR          HELD BY DIRECTOR
-----------------           ------------      ------------     ------------------------   -------------     ----------------
INTERESTED DIRECTORS

William W. Priest, Jr.(4)   Director          Since            Co-Managing Partner,       50                Director of
Steinberg Priest & Sloane,                    1999             Steinberg Priest &                           Globe Wireless,
Capital Management, LLC                                        Sloane Capital                               LLC (a maritime
12 East 49th Street                                            Management, LLC                              communications
12th Floor                                                     since March 2001;                            company);
New York, New York                                             Chairman and Managing                        Director of
10017                                                          Director of CSAM from                        InfraRed X
                                                               2000 to February 2001,                       (a medical
Date of Birth: 09/24/41                                        Chief Executive Officer                      device company)
                                                               and Managing Director
                                                               of CSAM from 1990
                                                               to 2000; Director of
                                                               Globe Wireless,
                                                               L.L.C. -- a maritime
                                                               communications
                                                               company; Director of
                                                               InfraRed X -- a medical
                                                               device company

----------
(4) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                   TERM
                                                   OF OFFICE(1)
                                                   AND
                                POSITION(S)        LENGTH
NAME, ADDRESS AND               HELD WITH          OF TIME
DATE OF BIRTH                   FUNDS              SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------               -----------        ------------     ----------------------------------------------
OFFICERS

Hal Liebes                      Vice               Since            Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset             President          1999             Associated with CSAM since 1997; Officer of other Credit
Management, LLC                 and                                 Suisse Funds
466 Lexington Avenue            Secretary
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro            Chief              Since            Director and Director of Fund Administration of CSAM;
Credit Suisse Asset             Financial          1999             Associated with CSAM since 1984; Officer of other Credit
Management, LLC                 Officer and                         Suisse Funds
466 Lexington Avenue            Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler             Assistant          Since            Director and Deputy General Counsel of CSAM; Associated
Credit Suisse Asset             Secretary          2000             with CSAM since January 2000; Associated with the law
Management, LLC                                                     firm of Swidler Berlin Shereff Friedman LLP from 1996 to
466 Lexington Avenue                                                2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 11/17/66

                                                   TERM
                                                   OF OFFICE(1)
                                                   AND
                                POSITION(S)        LENGTH
NAME, ADDRESS AND               HELD WITH          OF TIME
DATE OF BIRTH                   FUNDS              SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------               ------------       ------------     ----------------------------------------------
OFFICERS

Rocco A. Del Guercio            Assistant          Since            Vice President of CSAM; Associated with CSAM since
Credit Suisse Asset             Treasurer          1999             June 1996; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola             Assistant          Since            Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset             Treasurer          2000             since April 2000; Assistant Vice President, Deutsche Asset
Management, LLC                                                     Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                                Vice President, Weiss, Peck & Greer LLC from
New York, New York                                                  November 1995 to December 1998; Officer of other Credit
10017-3140                                                          Suisse Funds

Date of Birth: 06/05/63

Robert M. Rizza                 Assistant          Since            Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset             Treasurer          2002             since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2003, the percentage of the Investment Grade Fixed Income's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.11%.

   For the fiscal year ended October 31, 2003 certain dividends paid by each Portfolio may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended October 31, 2003, the Investment Grade Fixed Income declared dividends of $16,810 that were designated as long-term capital gains dividends.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com       [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSILC-2-1003

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE INSTITUTIONAL FUND, INC.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  January 5, 2004


               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  January 5, 2004


               /s/ Michael A. Pignataro
               ------------------------
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  January 5, 2004